                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6589
                  --------------------------------------------

                                   FIRST FUNDS
                                   -----------
               (exact name of registrant as specified in charter)

                1625 Broadway, Suite 2200, Denver, Colorado 80202
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Tane Tyler, Secretary
                                   First Funds
                            1625 Broadway, Suite 2200
                             Denver, Colorado 80202
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-623-2577
                                                    ------------

Date of fiscal year end:  June 30
                          -------

Date of reporting period: December 31, 2004
                          -----------------

Item 1.  REPORTS TO STOCKHOLDERS.

     The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

[GRAPHIC]

                                                        LETTER FROM THE CHAIRMAN

DEAR SHAREHOLDERS:

At the end of this six-month period, investors have reason to feel positive, as both the stock and bond markets posted gains. All of the First Funds Portfolios posted gains when you exclude sales charges which impact some share class purchases. Please refer to the individual portfolio manager commentaries and the performance tables within this report for more detail.

The first three months proved to be a challenging start for equities. From July through September, fears of rising interest rates, surging oil prices and a weakening U.S. dollar combined with the uncertainty surrounding the outcome of the presidential election produced mixed results among stock mutual funds. By the end of the quarter, every diversified domestic-stock fund category that Morningstar tracked lost money during the period, while every bond fund category delivered gains.

In the fall of 2004, the Federal Reserve (the Fed) raised the federal funds rate two times to 1.75%. Despite rising short-term interest rates, however, bonds with longer durations (which typically are more sensitive to interest rate fluctuations) outperformed shorter-term bonds. Morningstar reported the long-term bond category was up 4% for the July-September quarter, and the intermediate-term group gained approximately 3%. In contrast, the average short-term bond fund was up 1.3%.

During the following quarter, the reelection of President George W. Bush to a second term provided a psychological lift to the stock market. Although equity returns did not reach the heights of 2003's rebound, the S&P 500 Index was able to finish the quarter with an 9.22% gain.

Meanwhile, the fixed-income market delivered a repeat performance of the July-September quarter, providing positive returns across the board. During the October-December quarter, the Fed raised interest rates two more times to 2.25%. Like the previous quarter, the long-term bond category was up 6% for the year through December 30 and the average short-term bond fund gained only 1.5%, according to Morningstar.

For the six-month period, economic data suggested a strengthening U.S. economy, which could provide a promising foundation for the second half of First Funds' fiscal year. According to the Bureau of Economic Analysis, gross domestic product (GDP) increased at an annual rate of 4.0% during the July-September quarter of 2004, marking an increase of 3.3% GDP growth during the previous quarter.

From July through December, the unemployment rate remained steady between 5.4 and 5.5%. In November and December, the nation's unemployment rate stood at 5.4%, which was 0.4% below the average rate experienced during the most recent 20-year period.

Reflecting an improved employment picture, the Conference Board's Consumer Confidence Index jumped 9.7 points in December. The index, which had been on the decline since July, stood at 102.3 in December, up from 92.6 in November.

LETTER FROM THE CHAIRMAN                                               [GRAPHIC]

Though improved GDP growth, lower unemployment rates and higher consumer confidence are good news for a healthier U.S. economy, data also identifies a potential snag which could affect the financial well-being of many Americans - a declining personal savings rate.

In October 2004, the personal savings rate dropped to just 0.1 percent of disposable income, compared with a saving rate of more than 5 percent in 1996. This troubling trend to spend versus save could prevent many Americans from retiring comfortably.

At First Funds, we believe in the importance of applying discipline, consistency and patience to a well-diversified portfolio. This is why First Funds offers an array of financial products - including stock, bond and money market portfolios as well as tax-advantaged savings accounts - to help you accomplish your savings goals.

To serve you better, we recently redesigned our Web site (www.firstfunds.com) to make it easier to find information regarding First Funds products. On the site, you can view daily fund prices and quarterly portfolio manager insight into holdings. Additionally, through the site, you can also order fund literature, including Coverdell Education Savings Account and individual retirement account applications.

On the compliance side of our business, new First Funds policies and procedures were approved and fully implemented in October and we are constantly monitoring those with the leadership of our chief compliance officer. At First Funds, we sincerely appreciate the confidence and trust you place in us by investing in our family of funds. Thank you for the opportunity to continue to provide for your investing needs.

Sincerely,

/s/ Richard C. Rantzow
Richard C. Rantzow
Chairman, Board of Trustees

   FIRST FUNDS

-   Are NOT insured by the FDIC or any other governmental  agency.

- Are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank National Association or any of its affiliates.

- Involve investment risks, including the possible loss of the principal amount invested.

- Although the Money Market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

[GRAPHIC]                                      FIRST FUNDS CORE EQUITY PORTFOLIO

CORE EQUITY PORTFOLIO MANAGERS

[PHOTO OF DAVID THOMPSON AND MARK CRONIN}

Mr. THOMPSON is senior vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. After graduating from the University of Mississippi in 1981, he worked as an analyst for Gulf Oil for three years, then went on to receive a M.B.A. from the University of North Carolina in 1986. Mr.Thompson has 16 years of investment experience including nine years of experience managing both individual and institutional investment portfolios at major regional banks. He joined Highland Capital's equity team in 1995.

Mr. CRONIN is vice president with Highland Capital Management Corp. and is a Chartered Financial Analyst. He has two decades of investment experience and earned a B.A. from the University of Washington. Former employers include Merrill Lynch and Paine Webber. Prior to joining Highland Capital in 1999, Mr. Cronin was senior portfolio manager and vice president with First Chicago NBD.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

During the six-month period, the S&P 500 Index gained 7.18% while the Portfolio underperformed but was positive. Class A shares at NAV gained 3.84% during the six-month period. (Had the effects of sales charges been included, performance would have been lower.) The underperformance was attributed to poor performance in the information technology and healthcare sectors.

Early in the summer, rapid escalation of oil and other commodity prices created anxiety about the direction of the economy. This coupled with the war in Iraq, concern about the presidential election, weak job creation numbers, and rising interest rates contributed to a mid-year economic slowdown. However, easing of oil and natural gas prices and moderate interest rate hikes contributed to a stock market rally at year-end 2004.

Individual holdings that contributed positively to Portfolio performance included Walt Disney Co., which rose 24% in the October-December quarter as the company benefited from strong ratings for its ABC network shows "Desperate Housewives" and "Lost." Fidelity National Financial, Inc. also performed well and gained 20% during the same period, as the title insurance company announced the sale of a minority interest in its Fidelity National Information Services, Inc. to Thomas H. Lee Partners L.P. and Texas Pacific Group.

Negatively impacting performance included Flextronics International, Ltd. which dropped 16% in the July-September quarter after the company announced disappointing earnings guidance. In healthcare, Pfizer, Inc. fell 11.5% during the October-December quarter after a study conducted by the National Cancer Institute showed an increase in the risk of cardiovascular events for patients using Pfizer, Inc.'s Celebrex.

For the coming months, areas of concern include the decline of the dollar, potential inflation and rising interest rates. Yet, these are counterbalanced by data that suggests continued economic strength and an improving employment picture. Other positives include moderating commodity prices (primarily oil and natural gas) and the large cash balances enjoyed by large corporations. The cash can be used to buy stock back, increase dividends or make acquisitions. Our current holdings sell at a discount to the market but have higher projected earnings growth for 2005. Also, we believe the economy will expand at a modest pace, and inflation may remain in check as commodity prices continue to moderate. The Federal Reserve's economic outlook released with the December Federal Open Market Committee minutes points to a similar conclusion - moderate growth with contained inflation.

INDUSTRY BREAKDOWN AND PERFORMANCE                       AS OF DECEMBER 31, 2004

Showing Percentage of Total Net Assets

Financials                                                                 30.6%
   Insurance                                                               15.9%
   Diversified Financials                                                  11.7%
   Banks                                                                    3.0%
Consumer Discretionary                                                     19.4%
Information Technology                                                     16.4%
Consumer Staples                                                            9.3%
Healthcare                                                                  8.1%
Industrials                                                                 7.2%
Telecommunications                                                          5.0%
Energy                                                                      2.7%
Money Market Mutual Funds                                                   1.3%

                CUMULATIVE                    AVERAGE ANNUAL
              TOTAL RETURN*                   TOTAL RETURN*
                  SINCE                                                 SINCE
                INCEPTION     1 YEAR         5 YEAR       10 YEAR     INCEPTION
-------------------------------------------------------------------------------
Class I          270.05%        5.96%        (0.34)%       12.60%       12.14%
Class A          240.83%       (0.32)        (1.75)%       11.67%       11.33%
Class B          228.55%        0.11%        (1.71)%       11.43%       10.98%
Class C          229.25%        4.19%        (1.30)%       11.46%       11.00%
S&P 500          232.26%       10.86%        (2.29)%       12.06%       11.09%

COMPARISON OF 10 YEAR CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS CORE EQUITY PORTFOLIO (CLASS I) AND THE S&P 500.

[CHART]

CORE EQUITY

             S&P 500         CORE CLASS I
INCEPTION    INV. VALUE      INV. VALUE
Jan 95         779,551.88      813,729.97
Feb 95         809,954.41      836,433.04
Mar 95         833,848.06      859,936.80
Apr 95         858,446.58      881,951.19
May 95         892,784.44      908,586.11
Jun 95         913,497.04      933,027.08
Jul 95         943,825.14      966,616.05
Aug 95         946,184.71      966,616.05
Sep 95         986,113.70      981,211.96
Oct 95         982,563.69      964,335.11
Nov 95       1,025,698.24    1,007,344.46
Dec 95       1,045,494.21    1,022,555.36
Jan 96       1,081,041.02    1,063,968.85
Feb 96       1,091,094.70    1,080,247.57
Mar 96       1,101,569.21    1,110,386.48
Apr 96       1,117,762.27    1,121,823.46
May 96       1,146,600.54    1,154,356.34
Jun 96       1,150,957.62    1,152,740.24
Jul 96       1,100,085.30    1,107,898.65
Aug 96       1,123,297.10    1,134,820.58
Sep 96       1,186,538.72    1,187,249.30
Oct 96       1,219,287.19    1,219,186.30
Nov 96       1,311,465.30    1,306,114.29
Dec 96       1,285,498.29    1,287,698.07
Jan 97       1,365,841.93    1,368,436.74
Feb 97       1,376,495.50    1,356,257.66
Mar 97       1,319,921.53    1,328,454.37
Apr 97       1,398,720.85    1,368,440.85
May 97       1,483,902.95    1,451,094.68
Jun 97       1,550,381.80    1,485,050.29
Jul 97       1,673,792.19    1,612,319.10
Aug 97       1,580,059.83    1,557,339.02
Sep 97       1,666,647.11    1,665,729.82
Oct 97       1,610,981.10    1,625,419.16
Nov 97       1,685,569.52    1,711,241.29
Dec 97       1,714,561.32    1,753,166.70
Jan 98       1,733,592.95    1,767,717.98
Feb 98       1,858,585.00    1,872,366.89
Mar 98       1,953,744.55    1,974,410.88
Apr 98       1,973,477.37    1,971,646.71
May 98       1,939,533.56    1,915,060.45
Jun 98       2,018,278.62    1,968,107.62
Jul-98       1,996,683.04    1,929,729.52
Aug-98       1,707,962.67    1,663,812.79
Sep-98       1,817,443.08    1,784,439.22
Oct-98       1,965,201.20    1,926,123.70
Nov-98       2,084,292.40    2,032,253.11
Dec-98       2,204,347.64    2,152,156.05
Jan-99       2,297,150.67    2,223,607.63
Feb-99       2,225,479.57    2,224,497.07
Mar-99       2,314,498.76    2,299,685.07
Apr-99       2,404,069.86    2,365,686.03
May-99       2,347,333.81    2,352,438.19
Jun-99       2,477,610.83    2,473,824.00
Jul-99       2,400,309.38    2,436,964.02
Aug-99       2,388,307.83    2,385,056.69
Sep-99       2,322,868.20    2,380,525.08
Oct-99       2,469,905.75    2,583,583.87
Nov-99       2,520,044.84    2,578,933.42
Dec-99       2,668,475.48    2,633,091.02
Jan-00       2,534,518.01    2,563,438.11
Feb-00       2,486,615.62    2,480,065.69
Mar-00       2,729,806.63    2,710,131.36
Apr-00       2,647,639.45    2,644,674.35
May-00       2,593,362.84    2,699,573.78
Jun-00       2,657,418.90    2,675,293.85
Jul-00       2,615,963.17    2,662,619.73
Aug-00       2,778,414.48    2,809,428.20
Sep-00       2,631,714.20    2,809,421.10
Oct-00       2,620,661.00    2,931,983.28
Nov-00       2,414,152.91    2,827,382.80
Dec-00       2,425,982.26    2,913,721.71
Jan-01       2,512,104.63    2,900,372.71
Feb-01       2,283,000.69    2,762,028.57
Mar-01       2,138,486.74    2,596,995.59
Apr-01       2,304,647.16    2,709,908.44
May-01       2,320,088.30    2,739,047.24
Jun-01       2,263,710.15    2,656,474.13
Jul-01       2,241,525.79    2,632,180.81
Aug-01       2,101,206.28    2,494,923.58
Sep-01       1,931,638.93    2,349,234.87
Oct-01       1,968,533.24    2,382,082.79
Nov-01       2,119,519.74    2,541,456.05
Dec-01       2,138,171.51    2,554,996.19
Jan-02       2,106,954.20    2,459,877.41
Feb-02       2,066,289.99    2,374,006.29
Mar-02       2,143,982.49    2,463,845.67
Apr-02       2,014,057.15    2,305,229.00
May-02       1,999,153.13    2,274,827.47
Jun-02       1,856,813.43    2,084,502.65
Jul-02       1,712,167.66    1,908,477.99
Aug-02       1,723,296.75    1,949,506.29
Sep-02       1,536,146.72    1,713,890.05
Oct-02       1,671,174.02    1,859,696.63
Nov-02       1,769,439.05    1,985,620.50
Dec-02       1,665,572.98    1,870,548.00
Jan-03       1,622,101.53    1,850,648.56
Feb-03       1,597,770.00    1,840,035.52
Mar-03       1,613,268.37    1,851,954.59
Apr-03       1,746,040.36    2,047,106.79
May-03       1,837,882.08    2,150,656.94
Jun-03       1,861,406.97    2,142,021.61
Jul-03       1,894,167.74    2,176,570.34
Aug-03       1,931,104.01    2,181,885.53
Sep-03       1,910,634.30    2,199,136.00
Oct-03       2,018,585.14    2,344,148.60
Nov-03       2,036,348.69    2,360,113.29
Dec-03       2,143,053.36    2,442,862.55
Jan-04       2,182,485.54    2,532,056.98
Feb-04       2,212,822.09    2,546,700.85
Mar-04       2,179,408.48    2,517,413.79
Apr-04       2,145,191.77    2,470,841.63
May-04       2,174,580.89    2,488,137.52
Jun-04       2,216,767.76    2,490,874.47
Jul-04       2,143,392.75    2,369,817.97
Aug-04       2,151,966.32    2,369,817.97
Sep-04       2,175,207.56    2,392,568.23
Oct-04       2,208,488.23    2,429,892.29
Nov-04       2,297,711.16    2,511,050.69
Dec-04       2,375,833.34    2,588,642.16

PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. CALL FIRST FUNDS AT 800.442.1941 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2004 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT, AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 8/2/1993. ON 12/9/1993, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A ..75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION PRIOR TO 12/9/1993 FOR CLASS C SHARES IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES, WHICH, IF INCLUDED, WOULD LOWER CLASS C PERFORMANCE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST YEAR AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 5.19% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 12/20/1995, WHICH INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 5.75% INITIAL SALES CHARGE. PERFORMANCE INFORMATION FOR CLASS A SHARES PRIOR TO THEIR INCEPTION DATE IS BASED ON THE PERFORMANCE OF CLASS I SHARES AND DOES NOT REFLECT THE EFFECTS OF THESE FEES WHICH, IF INCLUDED, WOULD LOWER CLASS A PERFORMANCE. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 1.00% DISTRIBUTION FEE. PERFORMANCE INFORMATION FOR CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C AND CLASS I PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE PORTFOLIO ARE SUBJECT TO A 5.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]                             FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO

CAPITAL APPRECIATION PORTFOLIO MANAGERS

PORTFOLIO MANAGEMENT TEAM

A team of portfolio managers is responsible for the day-to-day operations of the Portfolio. The team is lead by GERALD S. FREY, managing director/chief investment officer, growth equities of Delaware Investments, who has 24 years of professional experience.

OTHER TEAM MEMBERS

MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager, Consumer & Retail Sector Specialty
JOHN A. HEFFERN, Senior Vice President/Portfolio Manager, Business & Financial Services Sector Specialty
MATTHEW TODOROW, Vice President/Portfolio Manager, Healthcare Sector Specialty JEFFREY W. HYNOSKI, Vice President/Portfolio Manager, Technology Sector Specialty
STEVEN T. LAMPE, Vice President/Portfolio Manager, Healthcare Sector Specialty LORI P. WACHS, Vice President/Portfolio Manager, Consumer & Retail Sector Specialty

FISCAL YEAR REVIEW

MARKET REVIEW AND PORTFOLIO UPDATE

Stocks closed the second half of 2004 on an up note despite inflation fears and higher energy prices during the beginning of the six-month period. From October to December, an easing in energy prices and a definitive conclusion to the presidential election delivered a strong year-end rally. During the two quarters, smaller capitalization stocks outperformed relative to large capitalization names and value stocks outpaced growth stocks.

Our small-capitalization fund also performed well for the period, but relative performance trailed that of the benchmark Russell 2000 Growth Index. Within the Portfolio, poor stock selection in the technology, financial and healthcare sectors as well as having no holdings in the energy sector, and a relative underweighting in the capital goods sector affected performance. Align Technology, Inc. was the biggest negative contributor to performance as the stock declined more than 40% after reducing its earnings and sales guidance. O2Micro International, Ltd. was also down significantly during the period due to disappointing earnings and sales growth.

Among individual names, Urban Outfitters, Inc. was the biggest positive contributor to performance as it rose almost 50% during the period and continued to deliver strong earnings and sales growth. Tessera Technologies, Inc. was the best overall performing stock in the Portfolio as it increased more than 100% largely due to strong earnings growth and the settling of a patent dispute.

After two strong years, we doubt there will be any universal positive catalysts that may lead to exorbitant returns for all stocks. The potential for negative surprises exists, however, as interest rates, energy prices and geopolitical concerns have the potential to dampen stock prices. As always, we will continue to seek out and hold onto those companies with established market leadership, which we feel may be able to post superior earnings and sales growth.

INDUSTRY BREAKDOWN AND PERFORMANCE

Showing Percentage of Total Net Assets                   AS OF DECEMBER 31, 2004

Healthcare                                                                 24.0%
Technology                                                                 15.2%
Business Services                                                          14.1%
Financials                                                                 13.7%
Consumer Services                                                          12.5%
Consumer Non-Durables                                                      12.3%
U.S. Government & Agency Obligations                                        2.9%
Transportation                                                              2.6%
Materials                                                                   1.4%
Capital Goods                                                               1.3%
Money Market Mutual Funds                                                   0.0%**

** LESS THAN 0.05% OF NET ASSETS.

                   CUMULATIVE                     AVERAGE ANNUAL
                   TOTAL RETURN*                   TOTAL RETURN*
                      SINCE                                            SINCE
                    INCEPTION        1 YEAR           5 YEAR         INCEPTION
------------------------------------------------------------------------------
Class I               59.27%          10.16%           4.37%            6.55%
Class A               39.61%           3.72%           2.82%            4.71%
Class B               41.23%           4.05%           3.01%            4.88%
Class C               39.84%           8.05%           3.27%            4.73%
Russell 2000          18.08%          13.82%          (3.84)%           2.29%
  Growth Index



COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF A $750,000
INVESTMENT IN THE FIRST FUNDS CAPITAL APPRECIATION PORTFOLIO (CLASS I) AND THE RUSSELL 2000 GROWTH INDEX.

[CHART]

CAPITAL APPRECIATION

             Russell         Cap Ap Class I
             Inv. Values     Inv. Value
Sep 97         809,850.00      788,250.00
Oct 97         761,259.00      728,973.60
Nov 97         743,141.04      720,007.22
Dec 97         743,586.92      742,543.45
Jan 98         733,697.21      745,513.62
Feb 98         798,482.68      816,784.73
Mar 98         832,018.95      861,789.57
Apr 98         837,094.27      863,254.61
May 98         776,237.51      808,524.27
Jun 98         784,155.14      805,532.73
Jul-98         718,678.18      750,031.52
Aug-98         552,807.26      597,025.09
Sep-98         608,861.91      611,293.99
Oct-98         640,644.51      657,813.46
Nov-98         690,358.52      694,585.24
Dec-98         752,835.97      754,389.02
Jan-99         786,713.58      728,211.73
Feb-99         714,729.29      670,537.36
Mar-99         740,173.65      691,324.01
Apr-99         805,530.99      722,087.93
May-99         806,819.84      750,538.20
Jun-99         849,339.24      789,791.35
Jul-99         823,094.66      772,100.02
Aug-99         792,310.92      748,242.13
Sep-99         807,602.52      745,922.58
Oct-99         828,277.14      762,855.02
Nov-99         915,826.04      831,283.12
Dec-99       1,077,286.17      964,288.42
Jan-00       1,067,267.41      947,371.07
Feb-00       1,315,620.53    1,184,213.84
Mar-00       1,177,348.82    1,224,200.28
Apr-00       1,058,436.59    1,116,544.48
May-00         965,717.54    1,008,888.68
Jun-00       1,090,488.25    1,112,699.63
Jul-00         997,033.40    1,114,237.57
Aug-00       1,101,921.32    1,189,596.63
Sep-00       1,047,155.83    1,181,137.96
Oct-00         962,126.78    1,122,696.24
Nov-00         787,404.55      971,978.12
Dec-00         835,593.71    1,059,562.05
Jan-01         903,193.24    1,055,589.94
Feb-01         779,365.45      925,503.13
Mar-01         708,521.13      831,165.36
Apr-01         795,244.12      897,698.31
May-01         813,693.78      963,238.23
Jun-01         836,884.05      991,043.05
Jul-01         765,497.84      879,823.79
Aug-01         717,654.23      832,158.39
Sep-01         601,824.84      723,918.22
Oct-01         659,720.38      794,423.28
Nov-01         714,807.04      842,088.68
Dec-01         759,339.51      921,531.01
Jan-02         732,307.03      883,795.90
Feb-02         684,926.76      831,165.36
Mar-02         744,446.90      889,754.08
Apr-02         728,366.85      879,823.79
May-02         685,757.39      847,053.83
Jun-02         627,605.16      797,402.37
Jul-02         530,640.16      697,106.43
Aug-02         530,056.46      702,071.58
Sep-02         491,309.33      662,350.41
Oct-02         515,874.80      697,106.43
Nov-02         566,688.46      762,646.35
Dec-02         527,246.95      734,841.54
Jan-03         512,642.21      716,967.01
Feb-03         498,647.08      698,099.46
Mar-03         505,678.00      724,911.25
Apr-03         553,262.30      797,402.37
May-03         615,227.68      887,768.02
Jun-03         626,547.87      907,628.60
Jul-03         673,726.92      953,307.94
Aug-03         709,636.56      991,043.05
Sep-03         691,327.94      960,259.14
Oct-03         750,851.28    1,029,771.18
Nov-03         775,028.69    1,085,380.81
Dec-03         778,051.30    1,084,387.78
Jan-04         818,743.38    1,137,018.32
Feb-04         817,187.77    1,128,081.06
Mar-04         820,619.96    1,156,847.13
Apr-04         779,260.71    1,072,397.29
May-04         794,456.30    1,105,212.65
Jun-04         820,514.46    1,123,117.09
Jul-04         746,668.16    1,013,837.80
Aug-04         730,316.13      986,058.64
Sep-04         770,337.45    1,043,644.47
Oct-04         788,902.59    1,069,422.49
Nov-04         855,328.18    1,139,897.43
Dec-04         885,606.80    1,194,498.51

Please note: Class I inception is September 2, 1997. Minimum investment for Class I is $750,000. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. CALL FIRST FUNDS AT 800.442.1941 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2004 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 9/2/1997. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 10/2/1997. THESE SHARES INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 5.75% INITIAL SALES CHARGE. ON 10/2/1997, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST YEAR AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 9.05% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 1.00% DISTRIBUTION FEE. CLASS B SHARES OF CAPITAL APPRECIATION PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE PORTFOLIO ARE SUBJECT TO A 5.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]                                FIRST FUNDS INTERMEDIATE BOND PORTFOLIO

INTERMEDIATE BOND PORTFOLIO MANAGERS

[PHOTO OF RALPH W. HERBERT, TED L. FLICKINGER, JR. AND MICHAEL W. HOLT]

Mr. HERBERT is vice president for Martin & Company, the sub-adviser to the Portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank which merged with First Tennessee Bank in 1991. Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Horizon National Corporation.

Mr. FLICKINGER is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 24-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

Mr. HOLT is a Chartered Financial Analyst, holds a M.B.A. and is senior vice president for Martin & Company. Prior to joining the firm in 2002, he was senior vice president, fixed income portfolio manager, and head of fixed income research for Wachovia Asset Management. Mr. Holt's 18-year investment career also includes being a fixed income portfolio manager with Third National Bank (now SunTrust) and a fixed income account representative with Morgan Keegan & Company.

FISCAL YEAR REVIEW

MARKET REVIEW AND PORTFOLIO UPDATE

During the July through December reporting period, the Intermediate Bond Portfolio benefited from general price gains in its longer-term securities. With the Federal Reserve Bank (Fed) raising interest rates by 0.25% on four occasions, short-term securities (less than 5 years to maturity) showed modest price declines. However, long-term securities (greater than 5 years to maturity) enjoyed a price rally as the Fed's commitment to fighting inflation was at least temporarily applauded. The Portfolio's performance also benefited from a continued contraction in corporate spreads. The rally in the stock market as well as improving corporate balance sheets improved investor's confidence in corporate America's ability to service its debt payments.

In the July-September quarter, long-term securities gained more in value than short-term securities, credit spreads tightened and lower quality bonds outperformed higher quality bonds of similar maturity. During these three months, the Portfolio had a target duration of 85% of the Lehman Brothers Intermediate Government/Credit Index. As rates declined during the quarter, we decreased the target duration on two occasions and closed the period with a target of 81% of the benchmark.

In the October-December quarter, the interest rate curve continued a flattening trend from the previous quarter and short-term rates increased faster than long-term rates, in line with Federal Reserve policy tightening. As rates moved higher throughout most of the interest rate curve, bond prices declined. However, the drop in prices was offset by coupon income, resulting in positive returns across major sectors of the fixed-income market. Treasuries posted the lowest return of the major sectors. In the investment-grade credit market, BBB-rated issuers outpaced AAA-rated issuers.

From October through December, we maintained the Portfolio's target duration at 81% of the benchmark index, given our sense of the elevated risk of rising inflation rates and the historically low level of real rates.

Going into 2005, the Portfolio is overweighted in the agency and the corporate sectors relative to the benchmark. Additionally, we have limited the Portfolio's allocation to Treasuries. We continue to maintain a shorter than benchmark average duration because we believe increasing the Portfolio allocation to these sectors (corporate and agency) may allow the Portfolio to make up for some of the current yield disadvantage resulting from its focus on shorter-term issues.

INDUSTRY BREAKDOWN AND PERFORMANCE

Showing Percentage of Total Net Assets                   AS OF DECEMBER 31, 2004

U.S. Government & Agency Obligations                                       41.7%
Financials                                                                 31.8%
     Banks                                                                 12.8%
     Broker/Dealers                                                        11.3%
     Insurance                                                              3.9%
     Financial Services                                                     3.2%
     Leasing Company                                                        0.6%
Industrials                                                                22.7%
Utilities                                                                   2.3%
Money Market Mutual Funds                                                   0.2%
Mortgage-Backed Obligations                                                 0.0%**

** LESS THAN 0.05% OF NET ASSETS.
***Other Assets in Excess of Liabilities - 1.3%

                      CUMULATIVE                  AVERAGE ANNUAL
                     TOTAL RETURN*                 TOTAL RETURN*
                        SINCE                                        SINCE
                      INCEPTION         1 YEAR        5 YEAR       INCEPTION
Class I                 48.33%           2.12%         6.78%         5.93%
Class A                 40.66%          (1.68)%        5.76%         5.13%
Class B                 39.20%          (2.59)%        5.66%         5.12%
Class C                 39.13%           0.35%         5.96%         5.11%
Lehman Bros.            52.27%           3.04%         7.20%         6.34%
  Intermediate
  Gov't/Credit Index



COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF A $750,000 INVESTMENT IN THE FIRST FUNDS INTERMEDIATE BOND PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX.

[CHART]

INTERMEDIATE BOND

             LEHMAN INT      INT. BOND CLASS I
INCEPTION    INV. VALUE      INV. VALUE
Mar 98         752,400.00           752,100.00
Apr 98         756,162.00           755,785.29
May 98         761,681.98           761,831.57
Jun 98         766,556.75           766,250.20
Jul-98         769,239.70           768,472.32
Aug-98         781,316.76           779,922.56
Sep-98         800,927.81           795,131.05
Oct-98         800,126.88           794,892.51
Nov-98         800,046.87           795,528.42
Dec-98         803,247.06           798,869.64
Jan-99         807,664.92           802,784.10
Feb-99         795,792.24           794,435.15
Mar-99         801,760.68           799,201.76
Apr-99         804,246.14           800,640.32
May-99         798,053.45           794,875.71
Jun-99         798,612.08           793,842.37
Jul-99         797,893.33           792,889.76
Aug-99         798,531.65           793,603.36
Sep-99         805,957.99           801,698.12
Oct-99         808,053.48           803,141.18
Nov-99         809,103.95           804,506.52
Dec-99         806,433.91           801,047.14
Jan-00         803,450.10           798,241.05
Feb-00         810,038.39           803,616.40
Mar-00         818,462.79           811,795.73
Apr-00         816,580.33           811,438.36
May-00         817,886.86           812,061.00
Jun-00         832,281.67           825,425.83
Jul-00         838,607.01           831,177.55
Aug-00         848,502.57           842,154.72
Sep-00         856,223.94           850,465.46
Oct-00         860,162.57           855,416.48
Nov-00         871,860.78           868,196.82
Dec-00         887,903.02           886,416.03
Jan-01         902,464.63           898,475.36
Feb-01         911,038.05           906,745.94
Mar-01         918,053.04           913,454.25
Apr-01         915,666.10           911,215.19
May-01         920,793.83           915,319.53
Jun-01         924,200.77           918,508.95
Jul-01         943,424.14           936,281.94
Aug-01         952,858.39           944,953.57
Sep-01         966,770.12           963,715.67
Oct-01         982,818.50           977,959.78
Nov-01         972,990.32           968,117.82
Dec-01         967,638.87           963,606.96
Jan-02         972,670.59           968,635.16
Feb-02         980,354.69           974,521.18
Mar-02         965,453.30           958,654.29
Apr-02         981,383.28           974,096.51
May-02         991,197.11           987,639.49
Jun-02         999,721.41           997,444.60
Jul-02       1,011,518.12         1,013,902.27
Aug-02       1,026,589.74         1,024,567.91
Sep-02       1,044,965.70         1,039,145.69
Oct-02       1,040,890.33         1,038,151.67
Nov-02       1,039,953.53         1,037,101.85
Dec-02       1,062,624.51         1,055,867.11
Jan-03       1,062,518.25         1,053,813.48
Feb-03       1,077,499.76         1,068,619.17
Mar-03       1,078,577.26         1,067,402.21
Apr-03       1,086,774.45         1,074,177.93
May-03       1,108,618.61         1,091,967.18
Jun-03       1,107,842.58         1,090,659.00
Jul-03       1,077,709.26         1,062,663.13
Aug-03       1,080,295.76         1,064,005.58
Sep-03       1,107,627.25         1,089,708.87
Oct-03       1,097,215.55         1,079,709.84
Nov-03       1,098,751.65         1,079,947.64
Dec-03       1,108,310.79         1,089,483.68
Jan-04       1,115,625.64         1,094,877.14
Feb-04       1,127,005.02         1,104,388.87
Mar-04       1,135,795.66         1,111,788.27
Apr-04       1,108,877.31         1,088,885.44
May-04       1,103,887.36         1,083,767.67
Jun-04       1,107,199.02         1,086,043.59
Jul-04       1,116,499.49         1,093,537.29
Aug-04       1,135,145.03         1,108,409.39
Sep-04       1,137,074.78         1,110,626.21
Oct-04       1,144,693.18         1,116,068.28
Nov-04       1,134,276.47         1,106,581.70
Dec-04       1,141,989.55         1,112,557.24

PLEASE NOTE: CLASS I INCEPTION IS MARCH 2, 1998. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. CALL FIRST FUNDS AT 800.442.1941 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2004 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 3/2/1998. THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES ON 3/9/1998. THESE SHARES INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 3.50% INITIAL SALES CHARGE. ON 5/19/1998, THE PORTFOLIO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .50% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE SIXTEEN MONTHS AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 1.35% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 10/28/2002. THESE SHARES INCLUDE A 0.70% DISTRIBUTION FEE. CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B SHARES OF THE INTERMEDIATE BOND PORTFOLIO ARE SUBJECT TO A 4.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS. TREASURY BONDS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF INTEREST AND REPAYMENT OF PRINCIPAL IF HELD TO MATURITY.

[GRAPHIC]                               FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO

TENNESSEE TAX-FREE PORTFOLIO MANAGERS

[PHOTO OF RALPH W. HERBERT AND TED L. FLICKINGER, Jr.]

Mr. HERBERT is vice president for Martin & Company, the sub-adviser to the Portfolio. He is a graduate of the University of Tennessee and in 1979 he began his career with First American Bank. In 1987 he joined Culver Securities as a municipal debt underwriter and two years later became portfolio manager for Valley Fidelity Bank which merged with First Tennessee Bank in 1991. Mr. Herbert joined Martin & Company in 1998 when the firm became a subsidiary of First Horizon National Corporation.

Mr. FLICKINGER is executive vice president for Martin & Company and is a Chartered Financial Analyst. Prior to joining the firm in 1990, he was an assistant manager of the investment department of Home Federal Bank of Tennessee for six years. His 24-year career includes management positions in the investment departments of the Park National Bank and Fidelity Federal Savings and Loan of Knoxville.

FISCAL YEAR REVIEW
MARKET REVIEW AND PORTFOLIO UPDATE

The Portfolio's performance over the past six months was mostly a function of duration. Generally, the longer the duration, the better the performance was for a particular bond or bond fund. As the Federal Reserve raised interest rates, prices declined on short- and intermediate-term bonds. Because the Portfolio is an intermediate-term fund, its performance was not as high as longer maturity funds. Lower quality bonds also performed better than higher quality bonds. This also adversely affected the Portfolio's relative performance due the Portfolio's overweight holdings in high quality bonds.

Municipal bonds finished the quarter and calendar year with positive returns. Ten-year municipal yields ended 2004 at 3.64%, up from 3.60% at year-end 2003. During the period, municipal indices outperformed comparable-term corporate and government indices. Higher risk municipal credit sectors were the best performers, as hospitals, industrial development bonds and tobacco bonds lead the pack in the tax-free arena.

Nationally, there was $358 billion in new municipal bond issuance in 2004, marking a decrease from 2003. Tennessee supply was also down from the previous year with $2.6 billion in 2004 versus $3.3 billion in 2003. Lighter volume may continue in 2005 due to improved budget conditions and a lack of refundings in a higher interest rate environment.

Demand for municipal bonds was mixed during the period. As interest rates moved lower and the yield curve flattened, retail buyers began to purchase 10-year or less issues. During the July-September quarter we shortened the duration of the Portfolio from 5 years to 4.9 years. As rates dropped, we felt there was not enough yield to warrant a longer duration and the higher level of interest rate risk. During the October-December quarter, we moved the Portfolio duration back to 5 years. There were no material changes in the Portfolio structure, either credit or sector, during the last quarter of the period.

In 2005, we believe higher yields may increase demand for municipal issues and as rates increase, more investors may start buying again. We also believe that higher demand coupled with a potential decrease in the supply of municipals may temper volatility in the municipal bond market.

INDUSTRY BREAKDOWN AND PERFORMANCE

Showing Percentage of Total Net Assets                   AS OF DECEMBER 31, 2004

General Obligation Bonds                                                   55.7%
Health & Education                                                         22.5%
Utilities                                                                  12.7%
Other                                                                       3.9%
Housing                                                                     2.6%
General Revenue                                                             1.4%
Money Market Mutual Funds                                                   0.0%**

** LESS THAN 0.05% OF NET ASSETS.
***Other Assets in Excess of Liabilities - 1.2%

                CUMULATIVE                     AVERAGE ANNUAL
               TOTAL RETURN*                    TOTAL RETURN*
                   SINCE                                            SINCE
                 INCEPTION          1 YEAR         5 YEAR         INCEPTION
---------------------------------------------------------------------------
Class I            56.24%            2.50%          5.51%           5.05%
Class A            47.49%           (1.57)%         4.46%           4.41%
Class B            48.78%           (2.22)%         4.43%           4.49%
Class C            50.35%            0.89%          4.95%           4.61%
Lehman Bros.       70.23%            4.16%          7.03%           6.05%
  10-Year
  Municipal Bond Index


COMPARISON OF SINCE INCEPTION CHANGE IN VALUE OF A $750,000
INVESTMENT IN THE FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX.

[CHART]

TENNESSEE

             LEHMANS CLASS I    TTF CLASS I
INCEPTION    INVESTMENTS        INVESTMENTS
Dec 95            754,575.00      755,175.00
Jan 96            762,196.21      759,706.05
Feb 96            759,071.20      756,895.14
Mar 96            749,658.72      746,752.74
Apr 96            747,034.91      741,898.85
May 96            744,943.22      740,860.19
Jun 96            752,020.18      745,083.09
Jul 96            759,239.57      753,502.53
Aug 96            759,239.57      756,742.59
Sep 96            767,059.74      763,855.97
Oct 96            776,724.69      771,112.61
Nov 96            792,414.53      783,835.96
Dec 96            788,848.66      782,581.83
Jan 97            791,925.17      782,112.28
Feb 97            799,369.27      789,229.50
Mar 97            788,657.72      779,206.29
Apr 97            794,493.79      784,115.28
May 97            805,775.60      796,269.07
Jun 97            814,639.13      806,700.20
Jul 97            837,530.49      828,561.77
Aug 97            829,406.45      819,696.16
Sep 97            839,939.91      830,188.27
Oct 97            844,391.59      834,339.21
Nov 97            848,275.79      838,427.48
Dec 97            861,678.55      850,081.62
Jan 98            871,243.18      858,412.42
Feb 98            871,243.18      859,013.31
Mar 98            870,633.31      861,762.15
Apr 98            865,844.83      860,038.62
May 98            880,564.19      869,327.04
Jun 98            883,822.28      872,630.48
Jul-98            885,236.39      874,288.48
Aug-98            900,639.51      885,304.52
Sep-98            914,059.04      893,714.91
Oct-98            914,424.66      897,021.65
Nov-98            917,167.93      899,443.61
Dec-98            920,011.15      901,962.06
Jan-99            934,087.32      914,048.35
Feb-99            925,680.54      908,381.25
Mar-99            925,217.70      910,107.17
Apr-99            927,715.79      911,654.35
May-99            921,221.78      908,098.90
Jun-99            904,087.05      894,659.04
Jul-99            910,144.43      899,042.87
Aug-99            906,776.90      896,255.83
Sep-99            909,859.94      897,869.09
Oct-99            903,490.92      891,494.22
Nov-99            913,338.97      898,537.03
Dec-99            908,589.61      896,110.98
Jan-00            904,864.39      893,170.19
Feb-00            912,012.82      896,337.02
Mar-00            929,705.87      908,130.45
Apr-00            925,057.34      904,957.14
May-00            919,599.50      899,117.86
Jun-00            944,612.61      919,982.68
Jul-00            957,648.26      930,834.57
Aug-00            972,491.81      942,652.90
Sep-00            968,018.35      939,439.44
Oct-00            977,892.13      947,616.96
Nov-00            983,172.75      952,894.06
Dec-00          1,006,277.31      970,614.61
Jan-01          1,019,258.29      981,737.32
Feb-01          1,020,991.03      984,011.03
Mar-01          1,029,669.45      991,359.34
Apr-01          1,017,004.52      984,279.84
May-01          1,028,089.87      993,639.86
Jun-01          1,034,258.41      998,076.47
Jul-01          1,048,427.75    1,009,414.65
Aug-01          1,066,355.86    1,022,729.00
Sep-01          1,064,862.96    1,024,274.40
Oct-01          1,077,641.32    1,033,779.74
Nov-01          1,063,739.75    1,024,476.81
Dec-01          1,052,464.10    1,017,062.74
Jan-02          1,072,355.68    1,031,519.77
Feb-02          1,087,690.36    1,042,086.42
Mar-02          1,065,283.94    1,025,584.34
Apr-02          1,089,998.53    1,045,139.97
May-02          1,095,121.52    1,049,666.22
Jun-02          1,108,701.03    1,061,320.84
Jul-02          1,123,446.75    1,072,004.71
Aug-02          1,138,051.56    1,081,719.66
Sep-02          1,165,250.99    1,099,618.27
Oct-02          1,144,043.42    1,086,845.49
Nov-02          1,134,662.27    1,082,260.50
Dec-02          1,159,511.37    1,098,367.43
Jan-03          1,153,365.96    1,097,849.49
Feb-03          1,173,319.19    1,110,854.39
Mar-03          1,173,905.85    1,110,275.30
Apr-03          1,182,592.75    1,115,837.78
May-03          1,216,414.91    1,137,228.62
Jun-03          1,210,576.12    1,134,468.77
Jul-03          1,159,731.92    1,102,054.40
Aug-03          1,169,705.61    1,107,762.46
Sep-03          1,209,124.69    1,134,829.40
Oct-03          1,199,935.35    1,127,817.14
Nov-03          1,212,894.65    1,135,727.55
Dec-03          1,225,751.33    1,143,242.94
Jan-04          1,230,899.49    1,145,769.03
Feb-04          1,252,563.32    1,159,184.43
Mar-04          1,245,423.71    1,154,084.02
Apr-04          1,211,050.01    1,131,463.97
May-04          1,211,776.64    1,129,540.48
Jun-04          1,215,775.50    1,132,025.47
Jul-04          1,232,431.63    1,143,345.72
Aug-04          1,259,421.88    1,161,296.25
Sep-04          1,266,096.82    1,163,851.10
Oct-04          1,276,225.59    1,169,670.36
Nov-04          1,261,804.24    1,161,014.80
Dec-04          1,276,693.53    1,171,928.34

PLEASE NOTE: CLASS I INCEPTION IS DECEMBER 15, 1995. MINIMUM INVESTMENT FOR CLASS I IS $750,000. THE GRAPH AND THE PERFORMANCE TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. CALL FIRST FUNDS AT 800.442.1941 TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

*TOTAL RETURNS ARE FOR THE PERIOD ENDED 12/31/2004 AND REFLECT REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. CLASS I INCEPTION DATE IS 12/15/1995. ON 12/15/1995, THE PORTFOLIO ALSO COMMENCED SALES OF CLASS C SHARES, WHICH INCLUDE A .50% DISTRIBUTION FEE. ON 12/29/1995, THE PORTFOLIO COMMENCED SALES OF CLASS A SHARES, WHICH INCLUDE A .25% SHAREHOLDER SERVICES FEE. CLASS A PERFORMANCE SHOWN IS BASED ON A MAXIMUM 3.75% INITIAL SALES CHARGE. QUOTATION OF CLASS C PERFORMANCE REFLECTS A 1% DEFERRED SALES LOAD APPLIED TO REDEMPTIONS MADE DURING THE FIRST TWO YEARS AFTER PURCHASE. WITHOUT THIS LOAD, THE FIGURES QUOTED WOULD HAVE BEEN 1.89% FOR 1 YEAR. THE PORTFOLIO COMMENCED SALES OF CLASS B SHARES ON 8/3/1999. THESE SHARES INCLUDE A 0.70% DISTRIBUTION FEE. CLASS B SHARES PRIOR TO THEIR INCEPTION REFLECT APPLICABLE CLASS C PERFORMANCE DATA. CLASS B PERFORMANCE SHOWN IS NET OF CDSC. CLASS B SHARES OF THE TENNESSEE TAX-FREE PORTFOLIO ARE SUBJECT TO A 4.00% CDSC WHICH DECLINES TO 0.00% FOR SHARES HELD UP TO SIX YEARS.

[GRAPHIC]                                                            DEFINITIONS

COMMON TERMS

BASIS POINT

Smallest measure of quoting yields on bonds and notes. One basis point is 0.01% of yield.

             MOODY'S INVESTORS      STANDARD & POOR'S CORP.
             SERVICES, INC.         (PLUS (+) OR MINUS (-))
Prime        Aaa                    AAA
Excellent    Aa                     AA
Good         A                      A
Average      Baa                    BBB
Fair         Ba                     BB
Poor         B                      B
Marginal     Caa                    C

BOND RATINGS

The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated (NR) issues are sound investments. The rating symbols of the two services are shown in the accompanying table. Moody's ratings may be modified by the addition of 1, 2 and 3 to show relative standing within the major rating categories in which 1 indicates a ranking in the higher end of the category, 2 in a mid-range and 3 in the lower end of the category. Standard & Poor's ratings may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

DIVIDEND

Net income distributed to shareholders generated by securities in a portfolio. The Intermediate Bond, Tennessee Tax-Free, and all the Money Market Portfolios pay dividends monthly. The Core Equity Portfolio and the Capital Appreciation Portfolios pay dividends annually.

 GAIN (OR LOSS)

If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Portfolio's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

GENERAL OBLIGATION BONDS

General Obligation Bonds (GOs) are debt-backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds and street bonds. These bonds are also known as FULL FAITH AND CREDIT bonds because the debt is a general obligation of the issuer.

INSURED BONDS

Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and/or interest of the issuer. Examples of such companies are MBIA (Municipal Bond Investors Assurance Corporation), and AMBAC (American Municipal Bond Assurance Corporation).

NET ASSET VALUE (NAV)

NAV is the total value of all securities and other assets held by a portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total value of your investment would be the NAV multiplied by the number of shares you own.

REVENUE BONDS

Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, roads, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

SEC YIELD

The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC Yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

TOTAL RETURN

Total return measures a portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

INDICES

STANDARD & POOR'S 500 INDEX is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX, an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains. This index includes only investment-grade bonds with maturities of up to 10 years.

LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX, an unmanaged index, is a broad measure of shorter-term municipal bond performance and includes reinvestment of dividends and capital gains.

THE RUSSELL 2000(R) GROWTH INDEX, measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

[GRAPHIC]                                                          FUND EXPENSES

As a shareholder of the Funds, you incur two potential types of costs. You incur transaction costs including sales charges, you also incur ongoing costs, including management fees, 12b-1 fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2004 and held until December 31, 2004.

Actual Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expense Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transaction fees were included, your costs would have been higher.

CORE EQUITY PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                               7/1/04                   12/31/04                (7/1/04-12/31/04)
                                       -----------------------    --------------------    ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,039.20                  $   5.29
           Hypothetical Fund Return          $  1,000.00               $  1,020.01                  $   5.24
CLASS A    Actual Fund Return                $  1,000.00               $  1,038.40                  $   6.58
           Hypothetical Fund Return          $  1,000.00               $  1,018.75                  $   6.51
CLASS B    Actual Fund Return                $  1,000.00               $  1,035.90                  $  10.52
           Hypothetical Fund Return          $  1,000.00               $  1,014.87                  $  10.41
CLASS C    Actual Fund Return                $  1,000.00               $  1,036.40                  $  10.52
           Hypothetical Fund Return          $  1,000.00               $  1,014.87                  $  10.41

CAPITAL APPRECIATION PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                               7/1/04                   12/31/04                (7/1/04-12/31/04)
                                       -----------------------    --------------------    ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,063.70                  $   6.92
           Hypothetical Fund Return          $  1,000.00               $  1,018.50                  $   6.77
CLASS A    Actual Fund Return                $  1,000.00               $  1,062.60                  $   8.27
           Hypothetical Fund Return          $  1,000.00               $  1,017.19                  $   8.08
CLASS B    Actual Fund Return                $  1,000.00               $  1,058.20                  $  12.14
           Hypothetical Fund Return          $  1,000.00               $  1,013.41                  $  11.88
CLASS C    Actual Fund Return                $  1,000.00               $  1,057.90                  $  12.14
           Hypothetical Fund Return          $  1,000.00               $  1,013.41                  $  11.88

INTERMEDIATE BOND PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                               7/1/04                   12/31/04                (7/1/04-12/31/04)
                                       -----------------------    --------------------    ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,024.50                  $   3.37
           Hypothetical Fund Return          $  1,000.00               $  1,021.88                  $   3.36
CLASS A    Actual Fund Return                $  1,000.00               $  1,023.20                  $   4.64
           Hypothetical Fund Return          $  1,000.00               $  1,020.62                  $   4.63
CLASS B    Actual Fund Return                $  1,000.00               $  1,020.80                  $   6.93
           Hypothetical Fund Return          $  1,000.00               $  1,018,35                  $   6.92
CLASS C    Actual Fund Return                $  1,000.00               $  1,020.60                  $   7.18
           Hypothetical Fund Return          $  1,000.00               $  1,018.10                  $   7.17

TENNESSEE TAX-FREE PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                               7/1/04                   12/31/04                (7/1/04-12/31/04)
                                       -----------------------    ---------------------   ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,035.10                  $   3.54
           Hypothetical Fund Return          $  1,000.00               $  1,021.73                  $   3.52
CLASS A    Actual Fund Return                $  1,000.00               $  1,033.80                  $   4.82
           Hypothetical Fund Return          $  1,000.00               $  1,020.47                  $   4.79
CLASS B    Actual Fund Return                $  1,000.00               $  1,031.50                  $   7.17
           Hypothetical Fund Return          $  1,000.00               $  1,018.15                  $   7.12
CLASS C    Actual Fund Return                $  1,000.00               $  1,031.50                  $   6.09
           Hypothetical Fund Return          $  1,000.00               $  1,019.21                  $   6.06

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                              7/1/04                    12/31/04                (7/1/04-12/31/04)
                                       -----------------------    ---------------------   ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,007.27                  $   1.26
           Hypothetical Fund Return          $  1,000.00               $  1,023.95                  $   1.28
CLASS C    Actual Fund Return                $  1,000.00               $  1,006.00                  $   2.53
           Hypothetical Fund Return          $  1,000.00               $  1,022.68                  $   2.55

MUNICIPAL MONEY MARKET PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                              7/1/04                   12/31/04                 (7/1/04-12/31/04)
                                       -----------------------    ---------------------   ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,005.86                  $   1.52
           Hypothetical Fund Return          $  1,000.00               $  1,023.69                  $   1.53
CLASS C    Actual Fund Return                $  1,000.00               $  1,004.60                  $   2.78
           Hypothetical Fund Return          $  1,000.00               $  1,022.43                  $   2.80

CASH RESERVE PORTFOLIO

                                       BEGINNING ACCOUNT VALUE    ENDING ACCOUNT VALUE    EXPENSE PAID DURING PERIOD *
                                              7/1/04                   12/31/04                (7/1/04-12/31/04)
                                       -----------------------    ---------------------   ----------------------------
CLASS I    Actual Fund Return                $  1,000.00               $  1,007.26                  $   1.52
           Hypothetical Fund Return          $  1,000.00               $  1,023.69                  $   1.53
CLASS B    Actual Fund Return                $  1,000.00               $  1,002.67                  $   6.16
           Hypothetical Fund Return          $  1,000.00               $  1,019.06                  $   6.21
CLASS C    Actual Fund Return                $  1,000.00               $  1,005.99                  $   2.78
           Hypothetical Fund Return          $  1,000.00               $  1,022.43                  $   2.80

*Expenses are equal to the Core Equity Portfolio annualized expense ratios of 1.03%, 1.28%, 2.05% and 2.05% for classes I, A, B & C, respectively; Capital Appreciation Portfolio annualized expense ratios of 1.33%, 1.59%, 2.34% and 2.34% for classes I, A, B & C, respectively; Intermediate Bond Portfolio annualized expense ratios of 0.66%, 0.91%, 1.36% and 1.41% for classes I, A, B & C, respectively; Tennessee Tax-Free Portfolio annualized expense ratios of 0.69%, 0.94%, 1.40% and 1.19% for classes I, A, B & C, respectively; U.S. Government Money Market Portfolio annualized expense ratio of 0.25% and 0.50% for classes I & C, respectively; Municipal Money Market Portfolio annualized expense ratios of 0.30% and 0.55% for classes I & C, respectively and Cash Reserve Portfolio annualized expense ratios of .30%, 1.22% and 0.55% for classes I, B & C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the half-year period).

[GRAPHIC]                                               PORTFOLIO OF INVESTMENTS

AS OF DECEMBER 31, 2004 - SHOWING PERCENTAGE OF TOTAL NET ASSETS (UNAUDITED)

CORE EQUITY PORTFOLIO

                                                              SHARES         VALUE
                                                            ---------   ----------------
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 19.4%
MEDIA - 13.0%
Comcast Corp., Class A*                                       590,235   $     19,383,317
McGraw-Hill Co., Inc.                                         138,780         12,703,921
Omnicom Group, Inc.                                           233,715         19,706,849
Walt Disney Co.                                               558,300         15,520,740
                                                                        ----------------

TOTAL MEDIA                                                                   67,314,827
                                                                        ----------------

MOTORCYCLE MANUFACTURERS - 1.6%
Harley Davidson, Inc.                                         137,450          8,350,087
                                                                        ----------------

RETAILING - 4.8%
Home Depot, Inc.                                              573,890         24,528,059
                                                                        ----------------

TOTAL CONSUMER DISCRETIONARY                                                 100,192,973
                                                                        ----------------

CONSUMER STAPLES - 9.3%
FOOD, BEVERAGE & TOBACCO - 7.2%
Costco Wholesale Corp.                                        388,650         18,814,547
Pepsico, Inc.                                                 355,700         18,567,540
                                                                        ----------------

TOTAL FOOD, BEVERAGE & TOBACCO                                                37,382,087
                                                                        ----------------

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
Colgate-Palmolive Co.                                         206,725         10,576,051
                                                                        ----------------

TOTAL CONSUMER STAPLES                                                        47,958,138
                                                                        ----------------

ENERGY - 2.7%
ENERGY - 2.7%
Exxon Mobil Corp.                                             269,000         13,788,940
                                                                        ----------------

TOTAL ENERGY                                                                  13,788,940
                                                                        ----------------

FINANCIALS - 30.6%
BANKS - 3.0%
Wells Fargo & Co.                                             247,906         15,407,358
                                                                        ----------------

DIVERSIFIED FINANCIALS - 11.7%
Capital One Financial Corp.                                   300,525         25,307,210
Federal Home Loan Mortgage Corp.                               23,550          1,735,635
Federal National Mortgage Association                         208,300         14,833,043
J. P. Morgan Chase & Co.                                      481,000         18,763,810
                                                                        ----------------

TOTAL DIVERSIFIED FINANCIALS                                                  60,639,698
                                                                        ----------------

INSURANCE - 15.9%
AFLAC, Inc.                                                   535,700         21,342,288
American International Group, Inc.                            343,170         22,535,975
Fidelity National Financial, Inc.                             266,320         12,162,834
Willis Group Holdings, Ltd.                                    27,240          1,121,471
XL Capital, Ltd., Class A                                     321,900         24,995,535
                                                                        ----------------

TOTAL INSURANCE                                                               82,158,103
                                                                        ----------------

TOTAL FINANCIALS                                                             158,205,159
                                                                        ----------------

HEALTHCARE - 8.1%
HEALTHCARE EQUIPMENT & SUPPLIES - 2.7%
Medtronic, Inc.                                               280,150         13,915,050

PHARMACEUTICALS & BIOTECHNOLOGY - 5.4%
Cardinal Health, Inc.                                         120,715   $      7,019,577
Pfizer, Inc.                                                  768,415         20,662,679
                                                                        ----------------

TOTAL PHARMACEUTICALS &
BIOTECHNOLOGY                                                                 27,682,256
                                                                        ----------------

TOTAL HEALTHCARE                                                              41,597,306
                                                                        ----------------

INDUSTRIALS - 7.2%
CAPITAL GOODS - 3.7%
General Electric Co.                                          530,900         19,377,850
                                                                        ----------------

INDUSTRIAL MACHINERY - 3.5%
Ingersoll-Rand Co., Ltd.                                      224,850         18,055,455
                                                                        ----------------

TOTAL INDUSTRIALS                                                             37,433,305
                                                                        ----------------

INFORMATION TECHNOLOGY - 16.4%
SEMICONDUCTORS - 3.9%
Analog Devices, Inc.                                           63,750          2,353,650
Intel Corp.                                                   749,750         17,536,652
                                                                        ----------------

TOTAL SEMICONDUCTORS                                                          19,890,302
                                                                        ----------------

SOFTWARE - 4.3%
Microsoft Corp.                                               841,300         22,471,123
                                                                        ----------------

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
Flextronics International, Ltd.*                            1,154,476         15,954,858
Hewlett-Packard Co.                                            54,900          1,151,253
Jabil Circuit, Inc.*                                          508,750         13,013,825
Nokia Corp., ADR                                              462,800          7,252,076
Texas Instruments, Inc.                                       195,875          4,822,443
                                                                        ----------------

TOTAL TECHNOLOGY
HARDWARE & EQUIPMENT                                                          42,194,455
                                                                        ----------------

TOTAL INFORMATION TECHNOLOGY                                                  84,555,880
                                                                        ----------------

TELECOMMUNICATIONS - 5.0%
TELECOMMUNICATION SERVICES - 5.0%
Vodafone Group, plc ADR                                       935,075         25,602,354
                                                                        ----------------

TOTAL TELECOMMUNICATIONS                                                      25,602,354
                                                                        ----------------

TOTAL COMMON STOCKS                                                          509,334,055
                                                                        ----------------
  (Cost $433,952,808)

MONEY MARKET MUTUAL FUNDS - 1.3%
SSgA Prime Money Market Fund                                3,391,971          3,391,972
SSgA U.S. Treasury Money Market Fund                        3,206,202          3,206,202
                                                                        ----------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                6,598,174
                                                                        ----------------
  (Cost $6,598,174)

TOTAL INVESTMENTS                                               100.0%       515,932,229
  (Cost $440,550,982)
Other Assets in Excess
   of Liabilities                                                 0.0%**         148,091
                                                     ----------------   ----------------
NET ASSETS                                                      100.0%  $    516,080,320
                                                     ================   ================

----------
* Non-income producing security
**Less than 0.05% of net assets
ADR - American Depositary Receipt

INCOME TAX INFORMATION:

At December 31, 2004, the net unrealized appreciation based on cost for income tax purposes of $440,940,690 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                         $     95,990,180

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                              (20,998,641)
                                                               ----------------
Net unrealized appreciation                                    $     74,991,539
                                                               ================

The difference between book and tax net unrealized appreciation is wash sale loss deferrals.

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2004, aggregated $62,179,225 and $137,436,151, respectively.

CAPITAL APPRECIATION PORTFOLIO

DUE                                                           PRINCIPAL
DATE                                            COUPON          AMOUNT               VALUE
-----                                           ------     ----------------     --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES - 2.9%
01/10/05                                           2.25%   $        160,000   $        159,930
01/10/05                                           2.25%            150,000            149,934
01/10/05                                           2.24%            410,000            409,821
01/10/05                                           2.24%          2,095,000          2,094,087
01/10/05                                           2.24%            335,000            334,854
01/10/05                                           2.22%            300,000            299,871
                                                                              ----------------
TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS                                                                  3,448,497
                                                                              ----------------
   (Cost $3,448,497)

                                                                SHARES
                                                              ----------------
COMMON STOCKS - 97.1%
BUSINESS SERVICES - 14.1%
Advisory Board Co.*                                                  56,600          2,087,408
Charles River Associates, Inc.*                                      47,800          2,235,606
Corillian Corp. *                                                   362,800          1,784,976
Gevity HR, Inc.                                                      52,300          1,075,288
Intersections, Inc.*                                                 75,800          1,307,550
Interwoven, Inc.*                                                    75,600            822,528
iPayment, Inc.*                                                      44,400          2,198,688
Ivillage, Inc.*                                                     214,600          1,326,228
Navigant Consulting, Inc.*                                           51,700          1,375,220
Resources Connection, Inc.*                                          37,300          2,025,763
SupportSoft, Inc.*                                                  120,100            799,866
                                                                              ----------------

TOTAL BUSINESS SERVICES                                                             17,039,121
                                                                              ----------------

CAPITAL GOODS - 1.3%
Varian, Inc.*                                                        38,400          1,574,784
                                                                              ----------------

CONSUMER NON-DURABLES - 12.3%
America's Car Mart, Inc.*                                            28,300          1,075,400
Build-A-Bear-Workshop, Inc.*                                         51,200          1,799,680
Carter's, Inc.*                                                      23,400            795,366
Coach, Inc.*                                                         43,900          2,475,960
Guitar Center, Inc.*                                                 36,000          1,896,840
Hibbett Sporting Goods, Inc.*                                        90,787          2,415,842
Tractor Supply Co.*                                                  29,600          1,101,416
Urban Outfitters, Inc.*                                              73,900          3,281,160
                                                                              ----------------

TOTAL CONSUMER NON-DURABLES                                                         14,841,664
                                                                              ----------------

CONSUMER SERVICES - 12.5%

Advance America Cash Advance Centers, Inc.*                          46,400          1,062,560
Ask Jeeves, Inc.*                                                    46,800          1,251,900
Cheesecake Factory, Inc.*                                            50,700          1,646,229
First Cash Financial Services, Inc.*                                 79,450          2,122,110
Four Seasons Hotel, Inc.                                             21,900          1,791,201
InPhonic, Inc.*                                                      13,600            373,728
Lin TV Corp.*                                                       112,000          2,139,200
Mediacom Communications Corp.*                                      192,300          1,201,875
Rare Hospitality International, Inc.*                                45,350          1,444,851
Sonic Corp.*                                                         65,662          2,002,691
                                                                              ----------------

TOTAL CONSUMER SERVICES                                                             15,036,345
                                                                              ----------------

FINANCIALS - 13.7%
Brookline Bancorp, Inc.                                              75,600          1,233,792
Capital Source, Inc.*                                                82,000          2,104,940
Delphi Financial Group, Inc.                                         57,200          2,639,780
Downey Financial Corp.                                               57,900          3,300,300
Greenhill & Co., Inc.                                                 6,600            189,420
Hub International, Ltd.                                              29,400            541,254

                                                                 SHARES              VALUE
                                                           ----------------   ----------------
FINANCIALS (CONTINUED)
Primus Guaranty, Ltd.*                                               20,500   $        335,995
PXRE Group, Ltd.                                                     12,600            317,646
RAIT Investment Trust                                                35,200            984,544
Silicon Valley Bancshares*                                           51,100          2,290,302
Westcorp                                                             48,100          2,209,233
World Acceptance Corp.*                                              14,100            387,891
                                                                              ----------------

TOTAL FINANCIALS                                                                    16,535,097
                                                                              ----------------

HEALTHCARE - 24.0%

Align Technology, Inc. *                                            133,700          1,437,275
Animas Corp.*                                                        71,142          1,111,949
CV Therapeutics, Inc.*                                              155,500          3,576,500
Conceptus, Inc.*                                                     65,900            534,778
Conor Medsystems, Inc.*                                              15,600            216,060
Digene Corp.*                                                        52,500          1,372,875
Dyax Corp.*                                                         131,700            950,874
Immucor, Inc.*                                                       82,050          1,928,996
Inspire Pharmaceuticals, Inc.*                                      125,900          2,111,343
Isolagen, Inc.*                                                     129,400          1,018,378
Medicis Pharmaceutical Corp.                                         41,500          1,457,065
MGI PHARMA, Inc.*                                                    62,700          1,756,227
Nektar Therapeutics*                                                104,800          2,121,152
Pain Therapeutics, Inc.*                                            161,200          1,162,252
POZEN, Inc.*                                                        114,000            828,780
Protein Design Labs, Inc.*                                          105,500          2,179,630
Rigel Pharmaceuticals, Inc.*                                         44,100          1,076,922
Transkaryotic Therapies, Inc.*                                       72,200          1,833,158
United Therapeutics Corp.*                                           49,800          2,248,470
                                                                              ----------------

TOTAL HEALTHCARE                                                                    28,922,684
                                                                              ----------------

MATERIALS - 1.4%

Engineered Support Systems, Inc.                                     28,300          1,675,926
                                                                              ----------------

TECHNOLOGY - 15.2%

Agile Software Corp.*                                               208,400          1,702,628
Akamai Technologies, Inc.*                                          113,600          1,480,208
Audible, Inc.*                                                       47,400          1,234,770
Cymer, Inc.*                                                         51,400          1,518,356
Identix, Inc.*                                                       59,800            441,324
Manhattan Associates, Inc.*                                          62,200          1,485,336
MatrixOne, Inc.*                                                    282,500          1,850,375
Merix Corp.*                                                         73,200            843,264
O2Micro International, Ltd.*                                        169,700          1,941,368
Power Integrations, Inc.*                                            64,100          1,267,898
Skyworks Solutions, Inc.*                                           252,700          2,382,961
Tessera Technologies, Inc.*                                          57,600          2,143,296
                                                                              ----------------

TOTAL TECHNOLOGY                                                                    18,291,784
                                                                              ----------------

TRANSPORTATION - 2.6%

Knight Transportation, Inc.                                          74,350          1,843,880
Old Dominion Freight Line, Inc.*                                     38,500          1,339,800
                                                                              ----------------

TOAL TRANSPORTATION                                                                  3,183,680
                                                                              ----------------

TOTAL COMMON STOCKS                                                                117,101,085
                                                                              ----------------
  (Cost $99,652,557)

MONEY MARKET MUTUAL FUNDS - 0.0%**
SSgA Prime Money Market Fund                                          1,347   $          1,347
SSgA U.S. Treasury Money Market Fund                                  1,324              1,324
                                                                              ----------------

TOTAL MONEY MARKET MUTUAL FUNDS                                                          2,671
                                                                              ----------------
  (Cost $2,671)

TOTAL INVESTMENTS                                                     100.0%       120,552,253
  (Cost $103,103,725)
Liabilities in Excess
  of Other Assets                                                       0.0%**         (20,349)
                                                                    --------------------------

NET ASSETS                                                            100.0%  $    120,531,904
                                                                    ==========================

----------
*Non-income producing security
**Less than 0.05% of net assets

INCOME TAX INFORMATION:

At December 31, 2004, the net unrealized appreciation based on cost for income tax purposes of $103,262,368 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost                                                  $     23,558,346

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value                                                      (6,268,461)
                                                               ----------------

Net unrealized appreciation                                    $     17,289,885
                                                               ================

The difference between book and tax net unrealized appreciation is wash sale loss deferrals

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2004, aggregated $39,959,053 and $38,412,006, respectively.

PORTFOLIO OF INVESTMENTS                                               [GRAPHIC]

    AS OF DECEMBER 31, 2004 - SHOWING PERCENTAGE OF TOTAL NET ASSETS (UNAUDITED)

INTERMEDIATE BOND PORTFOLIO

DUE                                           PRINCIPAL
DATE                  COUPON                    AMOUNT                    VALUE
--------          ---------------           ---------------          ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 41.7%

U.S. TREASURY NOTES - 3.8%
08/15/08                    3.250%          $    14,000,000          $    13,934,928
                                                                     ---------------

FEDERAL FARM CREDIT BANK - 4.5%
06/15/07                    3.250%                2,500,000                2,493,577
09/17/07                    2.625%               11,000,000               10,789,548
07/21/08                    3.150%                3,000,000                2,950,599
                                                                     ---------------
TOTAL FEDERAL FARM CREDIT BANK                                            16,233,724
                                                                     ---------------

FEDERAL HOME LOAN BANK - 9.5%
05/15/06                    3.000%               20,000,000               19,971,460
11/15/06                    4.875%               14,000,000               14,412,958
                                                                     ---------------
TOTAL FEDERAL HOME LOAN BANK                                              34,384,418
                                                                     ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 13.8%
01/15/06                    5.250%                6,500,000                6,639,237
06/16/06                    2.910%               14,500,000               14,455,238
01/05/07                    6.700%                5,000,000                5,330,640
01/19/07                    3.050%                2,500,000                2,489,408
09/15/07                    3.500%                1,950,000                1,955,571
01/23/08                    3.650%               10,540,000               10,573,928
04/15/08                    5.750%                1,750,000                1,868,736
03/15/09                    5.750%                4,510,000                4,859,814
07/15/12                    5.125%                1,810,000                1,902,896
                                                                     ---------------
TOTAL FEDERAL HOME LOAN
MORTGAGE CORPORATION                                                      50,075,468
                                                                     ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.3%
06/15/05                    5.750%                2,000,000                2,027,962
02/15/08                    5.750%                2,850,000                3,035,797
02/01/11                    6.250%                5,000,000                5,481,575
02/28/12                    5.625%               11,000,000               11,369,908
08/01/12                    5.250%                4,500,000                4,669,335
                                                                     ---------------
TOTAL FEDERAL NATIONAL
MORTGAGE ASSOCIATION                                                      26,584,577
                                                                     ---------------

OTHER - 2.8%
Private Export Funding Corp.
03/15/06                    5.340%               10,000,000               10,264,290
                                                                     ---------------
TOTAL U S. GOVERNMENT &
AGENCY OBLIGATIONS
  (Cost $150,319,876)                                                    151,477,405
                                                                     ---------------

CORPORATE BONDS & NOTES - 56.8%
FINANCIALS - 31.8%
BANKS - 12.8%
AmSouth Bank*
02/01/08                    6.450%                5,100,000                5,456,602
Bank of America Corp.
01/15/13                    4.875%                4,940,000                5,025,832
Bank of New York Co., Inc.
09/01/07                    3.900%                2,415,000                2,434,303
Bank One Corp.
08/01/06                    6.875%                2,000,000                2,110,476
05/01/07                    7.600%                  725,000                  788,712
First Union National Bank
02/15/10                    7.875%                5,000,000                5,829,065
Key Bank
07/17/07                    5.000%                5,500,000                5,707,394
National City Corp.
05/15/05                    7.200%                2,000,000                2,030,650
Regions Bank
12/15/06                    2.900%          $     2,530,000          $     2,506,140
Regions Financial Corp.
03/01/11                    7.000%                4,500,000                5,135,153
Synovus Financial Corp.
02/15/13                    4.875%                1,775,000                1,771,675
US Bank
02/04/14                    6.300%                7,000,000                7,762,412
                                                                     ---------------
TOTAL BANKS                                                               46,558,414
                                                                     ---------------

BROKER/DEALERS - 11.3%
Bear Stearns Co.
01/15/07                    5.700%                6,330,000                6,590,935
Donaldson, Lufkin & Jenrette, Inc.
11/01/05                    6.875%                1,000,000                1,030,160
Goldman Sachs Group, Inc.
08/17/05                    7.625%                3,800,000                3,911,910
01/15/11                    6.875%                3,500,000                3,948,623
J.P. Morgan Chase & Co.
03/01/07                    5.350%                2,730,000                2,833,762
05/30/07                    5.250%                4,065,000                4,225,950
Lehman Brothers, Inc.
01/18/12                    6.625%                4,500,000                5,031,846
Merrill Lynch & Co., Inc.
01/30/06                    2.940%                5,400,000                5,382,644
01/15/07                    7.000%                2,580,000                2,750,755
Morgan Stanley Group, Inc.
03/01/07                    6.875%                5,000,000                5,357,045
                                                                     ---------------
TOTAL BROKER/DEALERS                                                      41,063,630
                                                                     ---------------

FINANCIAL SERVICES - 3.2%
General Electric Corp.
11/21/11                    4.375%                6,710,000                6,670,169
Washington Mutual Bank
01/15/15                    5.125%                5,000,000                4,966,030
                                                                     ---------------
TOTAL FINANCIAL SERVICES                                                  11,636,199
                                                                     ---------------

INSURANCE - 3.9%
AIG Sunamerica Global Financing*
08/01/08                    5.850%                5,000,000                5,326,400
Allstate Financial Global Funding II*
04/15/07                    2.625%                7,665,000                7,511,501
Cigna Corp.
01/15/06                    6.375%                1,350,000                1,384,540
                                                                     ---------------
TOTAL INSURANCE                                                           14,222,441
                                                                     ---------------

LEASING COMPANY - 0.6%
International Lease Finance Corp.
01/17/06                    4.000%                1,950,000                1,962,644
                                                                     ---------------
TOTAL FINANCIALS                                                         115,443,328
                                                                     ---------------

INDUSTRIALS - 22.7%
CAPITAL GOODS - 4.1%
Boeing Capital Corp.
05/15/06                    5.650%                1,125,000                1,160,056
Dover Corp.
11/15/05                    6.450%                3,525,000                3,615,642
John Deere Capital
03/15/12                    7.000%                7,000,000                8,070,741
01/15/13                    5.100%                2,000,000                2,056,650
                                                                     ---------------
TOTAL CAPITAL GOODS                                                       14,903,089
                                                                     ---------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

DUE                                           PRINCIPAL
DATE                  COUPON                    AMOUNT                    VALUE
--------          ---------------           ---------------          ---------------
INDUSTRIALS (CONTINUED)
CONSUMER CYCLICALS - 6.0%
DaimlerChrysler AG
01/18/11                    7.750%          $     7,000,000          $     8,071,770
Ford Motor Credit Co.
01/25/07                    6.500%                7,000,000                7,278,929
General Motors Acceptance Corp.
08/28/12                    6.875%                6,500,000                6,636,370
                                                                     ---------------
TOTAL CONSUMER CYCLICALS                                                  21,987,069
                                                                     ---------------

CONSUMER STAPLES - 1.0%
Price/Costco, Inc.
06/15/05                    7.125%                3,700,000                3,765,727
                                                                     ---------------

HEALTHCARE - 3.1%
Abbott Laboratories
07/01/06                    5.625%                3,500,000                3,618,556
Bristol-Meyers Squibb Co.
10/01/11                    5.750%                7,000,000                7,496,839
                                                                     ---------------
TOTAL HEALTHCARE                                                          11,115,395
                                                                     ---------------

MEDIA PUBLISHING & CABLE - 1.4%
Continental Cablevision, Inc.
09/15/05                    8.875%                4,876,000                5,066,457
                                                                     ---------------

TECHNOLOGY - 1.4%
Pitney Bowes, Inc.
02/01/05                    5.950%                5,000,000                5,009,760
                                                                     ---------------

TELECOMMUNICATIONS - 5.7%
BellSouth Corp.
10/15/11                    6.000%                7,000,000                7,629,587
GTE Corp.
04/15/06                    6.360%                4,400,000                4,564,366
11/01/08                    6.900%                5,000,000                5,424,520
Verizon Communications, Inc.
12/15/06                    5.375%                3,000,000                3,107,415
                                                                     ---------------
TOTAL TELECOMMUNICATIONS                                                  20,725,888
                                                                     ---------------
TOTAL INDUSTRIALS                                                         82,573,385
                                                                     ---------------

UTILITIES - 2.3%
GAS - 2 3%
Consolidated Natural Gas Co.
12/01/14                    5.000%                5,385,000                5,390,164
ONEOK, Inc.
08/15/06                    7.750%                2,900,000                3,089,846
                                                                     ---------------
TOTAL GAS                                                                  8,480,010
                                                                     ---------------

TOTAL UTILITIES                                                            8,480,010
                                                                     ---------------
TOTAL CORPORATE BONDS & NOTES
  (Cost $201,475,035)                                                    206,496,723
                                                                     ---------------
MORTGAGE-BACKED OBLIGATIONS - 0.0%**
Government National Mortgage Association
Pool #26825
09/15/08                    9.000%          $        16,506          $        17,753
                                                                     ---------------
TOTAL MORTGAGE-BACKED OBLIGATIONS
  (Cost $15,922)                                                              17,753
                                                                     ---------------

                                                SHARES
                                            ---------------
MONEY MARKET MUTUAL FUNDS - 0.2%
SSgA Prime Money Market Fund                        828,761                  828,761
SSgA Treasury Money Market Fund                       3,095                    3,095
                                                                     ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $831,856)                                                            831,856
                                                                     ---------------
TOTAL INVESTMENTS
  (Cost $352,642,689)                                  98.7%             358,823,737
Other Assets in Excess of
  Liabilities                                           1.3%               4,661,771
                                            ---------------          ---------------
NET ASSETS                                            100.0%         $   363,485,508
                                            ===============          ===============

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Decemeber 31, 2004, these securities amounted to a value of $18,294,503 or 5.03% of net assets.

** Less than 0.05% of net assets

INCOME TAX INFORMATION:

At December 31, 2004, the net unrealized appreciation based on cost for income tax purposes of $352,642,689 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                               $     7,761,384

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                                    (1,580,336)
                                                                     ---------------
Net unrealized appreciation                                          $     6,181,048
                                                                     ===============

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2004, aggregated $117,016,180 and $141,696,571, respectively. Purchases and sales of U.S. government and agency securities, other than short-term securities, for the six months ended December 31, 2004, aggregated $86,787,600 and $102,477,762, respectively.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS                                               [GRAPHIC]

    AS OF DECEMBER 31, 2004 - SHOWING PERCENTAGE OF TOTAL NET ASSETS (UNAUDITED)

TENNESSEE TAX-FREE PORTFOLIO

DUE                                           BOND RATING               PRINCIPAL
DATE                  COUPON                   MOODY/S&P                  AMOUNT                  VALUE
--------          ---------------           ---------------          ---------------          ---------------
TENNESSEE MUNICIPAL OBLIGATIONS - 98.8%
GENERAL OBLIGATION BONDS - 55.7%
Bradley County
03/01/10             4.250%, FGIC                   Aaa/AAA          $     1,000,000          $     1,044,600
Cocke County
06/01/15             5.000%, MBIA                    Aaa/NR                1,195,000                1,312,863
Collierville
Water & Sewer Systems
11/01/16             5.500%, MBIA                   Aaa/AAA                1,000,000                1,059,330
Crockett County
04/01/11             5.000%, AMBAC                   Aaa/NR                  500,000                  525,805
Dickson County
06/01/16             5.000%, FGIC                    Aaa/NR                1,535,000                1,669,880
Franklin
Special School District
06/01/12             5.100%                          Aa2/NR                2,500,000                2,786,500
Franklin
Water & Sewer
04/01/15             4.500%                          Aaa/NR                1,700,000                1,800,691
Franklin County
03/01/13             5.250%, MBIA                   Aaa/AAA                  750,000                  761,468
Grundy County
05/01/06             5.350%, FGIC                   Aaa/AAA                  300,000                  312,240
Hamilton County
11/01/09             5.000%                          Aa1/NR                3,100,000                3,382,782
11/01/15             5.300%                          Aa1/NR                3,535,000                3,841,873
Jackson
03/01/14             5.125%, MBIA                    Aaa/NR                3,100,000                3,176,105
Johnson City
05/01/14             5.550%, FGIC                   Aaa/AAA                2,250,000                2,396,453
La Vergne
Water & Sewer
03/01/14             5.400%                           A1/NR                  500,000                  507,720
Lawrenceburg
Water & Sewer
07/01/15             5.500%, FSA                    Aaa/AAA                1,330,000                1,483,216
Lincoln County
04/01/14             5.250%, FGIC                    Aaa/NR                1,315,000                1,486,384
Madison County
04/01/15             5.000%                          Aa3/NR                2,425,000                2,696,673
Maury County
04/01/14             5.000%                             Aaa                1,140,000                1,260,772
McNairy County
03/01/15             4.000%, MBIA                    Aaa/NR                1,750,000                1,787,835
Memphis
11/01/10             5.200%                          Aa2/AA                1,000,000                1,052,900
10/01/11             5.125%                          Aa2/AA                1,000,000                1,058,700
04/01/13             5.250%                          Aa2/AA                4,000,000                4,345,600
11/01/13             5.250%                          Aa2/AA                1,000,000                1,048,840
10/01/18             5.000%                          Aa2/AA                2,000,000                2,180,120
Metropolitan Nashville & Davidson County
Energy Production
07/01/13             5.250%                          Aa2/AA                1,000,000                1,125,990
Monroe County
05/01/06             5.250%, FSA                     Aaa/NR                1,500,000                1,559,250
Montgomery County
05/01/16             4.750%                          Aaa/NR                1,000,000                1,089,590
Roane County
05/01/14             4.000%, MBIA                    Aaa/NR                  500,000                  516,500
Rockwood
Water & Sewer
06/01/16             3.650%, MBIA                    NR/AAA                1,280,000                1,265,830
Rutherford County
04/01/09             5.250%                          Aa2/AA                  500,000                  519,205
04/01/14             5.000%                          Aa2/AA                5,000,000                5,408,100
Shelby County
06/01/09             5.625%                         Aa2/AA+          $     1,000,000          $     1,048,690
11/01/09             5.300%                         Aa2/AA+                3,000,000                3,167,340
03/01/10             5.500%                         Aa2/AA+                2,000,000                2,242,180
05/01/14             4.700%                         Aa2/AA+                2,000,000                2,088,060
Sullivan County
05/01/15             5.000%, AMBAC                   Aa3/NR                1,605,000                1,782,593
Tennessee State
05/01/11             5.000%                          Aa2/AA                4,160,000                4,597,882
05/01/13             5.300%                          Aa2/AA                  750,000                  810,173
Tipton County
04/01/12             5.250%, AMBAC                   Aaa/NR                  500,000                  529,400
Warren County
06/01/12             5.000%, MBIA                    Aaa/NR                1,845,000                2,046,972
Weakley County
05/01/09             5.000%, FGIC                   Aaa/AAA                  350,000                  353,423
Williamson County
03/01/11             6.000%                          Aa1/NR                1,000,000                1,151,030
04/01/12             5.000%                          Aa1/NR                2,500,000                2,774,950
03/01/13             5.000%                          Aa1/NR                2,500,000                2,708,825
03/01/14             5.000%                          Aa1/NR                2,000,000                2,157,860
03/01/15             5.150%                          Aa1/NR                1,500,000                1,665,795
                                                                                              ---------------
TOTAL GENERAL OBLIGATION BONDS                                                                     83,588,988
                                                                                              ---------------

REVENUE BONDS - 43.1%
FACILITIES - 1.5%
Metropolitan Nashville & Davidson County
Sports Authority
07/01/19             5.000%                         Aaa/AAA                2,140,000                2,309,338
                                                                                              ---------------

HEALTH & EDUCATION - 22.5%
Blount County
07/01/09             5.250%                         Baa1/NR                2,765,000                2,875,572
Franklin County
09/01/09             4.750%                           NR/A+                1,880,000                2,000,470
Jackson
04/01/10             5.500%, AMBAC                  Aaa/AAA                  400,000                  410,916
Johnson City
07/01/09             5.125%, MBIA                   Aaa/AAA                5,705,000                6,291,246
Knox County
Baptist Health
04/15/11             5.500%, CONLEE                  NR/AAA                3,000,000                3,201,930
Knox County
Children's Hospital
07/01/16             5.000%                       Baa1/BBB+                3,810,000                3,935,006
Knox County
Covenant Health
01/01/12             4.200%                          NR/NR*                3,400,000                3,487,312
01/01/14             5.750%, MBIA                   Aaa/AAA                1,000,000                1,157,200
01/01/18             5.500%                         Aaa/AAA                2,000,000                2,189,100
Metropolitan Nashville & Davidson County
Vanderbilt University
07/01/14             5.375%                          Aa2/AA                1,000,000                1,072,820
05/01/16             5.600%                          Aa2/AA                2,600,000                2,850,406
Shelby County
08/01/12             5.500%, MBIA                   Aaa/AAA                  650,000                  674,154
Tennessee State School
Board Authority
05/01/11             5.500%                         Aa3/AA-                  500,000                  528,725
05/01/14             4.500%,  FSA                   Aaa/AAA                3,000,000                3,191,400
                                                                                              ---------------
TOTAL HEALTH & EDUCATION                                                                           33,866,257
                                                                                              ---------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

DUE                                           BOND RATING               PRINCIPAL
DATE                  COUPON                   MOODY/S&P                  AMOUNT                  VALUE
--------          ---------------           ---------------          ---------------          ---------------
REVENUE BONDS (CONTINUED)
HOUSING - 2.6%
Metropolitan Nashville & Davidson
County
Multi-Family Housing
02/01/21             5.200%                          NR/AAA          $     1,000,000          $     1,020,250
Tennessee Housing
Development Agency
01/01/11             5.800%                          Aa2/AA                  400,000                  416,660
07/01/13             5.800%                          Aa2/AA                  330,000                  331,455
07/01/16             4.900%                          Aa2/AA                2,000,000                2,082,120
                                                                                              ---------------
TOTAL HOUSING                                                                                       3,850,485
                                                                                              ---------------
INDUSTRIAL DEVELOPMENT - 2.4%
Chattanooga
10/01/16            5.400%, AMBAC                   Aaa/AAA                3,210,000                3,534,467

STATE AUTHORITY - 1.4%
Tennessee State
Local Development Authority
03/01/14             5.125%, MBIA                   Aaa/AAA                2,000,000                2,080,900

UTILITIES - 12.7%
Clarksville
Water, Sewer & Gas
02/01/10             5.300%, MBIA                    Aaa/NR                  900,000                  972,441
Dickson
Electric
09/01/11             5.625%, MBIA                   Aaa/AAA                1,000,000                1,130,900
Harpeth Valley
Utilities District
09/01/17             5.000%, MBIA                    Aa3/NR                1,100,000                1,199,297
Johnson City
Electric
05/01/10             5.400%, MBIA                   Aaa/AAA                  500,000                  519,190
05/01/12             5.100%, MBIA                   Aaa/AAA                1,500,000                1,595,940
Knoxville
Electric
07/01/13             5.000%                          Aa3/AA                1,000,000                1,076,900
La Follette
Electric
06/01/11            5.800%, AMBAC                   Aaa/AAA                  430,000                  445,213
03/01/15            5.250%, AMBAC                    Aaa/NR                1,000,000                1,055,810
Lawrenceburg
Electric
07/01/06             5.200%, MBIA                   Aaa/AAA                  345,000                  359,973
Lenoir City
Electric
06/01/07            5.000%, AMBAC                    Aaa/NR                2,000,000                2,122,720
Madison
Utility District
02/01/10             5.600%, MBIA                   Aaa/AAA                  500,000                  542,620
Metropolitan Nashville & Davidson
County
Electric
05/15/15             5.125%                          Aa3/AA                1,000,000                1,077,150
Metropolitan Nashville & Davidson
County
Water & Sewer
01/01/08             5.000%, FGIC                   Aaa/AAA                3,000,000                3,218,280
01/01/13             5.200%, FGIC                   Aaa/AAA                1,500,000                1,673,055
Rutherford County
Utilities District
02/01/11             5.100%, FGIC                    Aaa/NR                  500,000                  534,225
Sevier County
Gas
05/01/11            5.400%, AMBAC                    Aaa/NR                1,000,000                1,061,730

Sevier County
Solid Waste
09/01/10             5.400%, AMBAC                  Aaa/AAA          $       500,000          $       507,505
                                                                                              ---------------
TOTAL UTILITIES                                                                                    19,092,949
                                                                                              ---------------
TOTAL REVENUE BONDS                                                                                64,734,396
                                                                                              ---------------
TOTAL TENNESSEE MUNICIPAL OBLIGATIONS
  (Cost $141,442,583)                                                                             148,323,384
                                                                                              ---------------

                                                                         SHARES
                                                                     ---------------
MONEY MARKET MUTUAL FUNDS - 0.0%**
Federated Tax Free Fund                                                          715                      715
SSgA Tax Free Fund                                                               231                      231
                                                                                              ---------------
TOTAL MONEY MARKET MUTUAL FUNDS
  (Cost $946)                                                                                            946
                                                                                              ---------------
TOTAL INVESTMENTS                                                               98.8%             148,324,330
  (Cost $141,443,529)
Other Assets in Excess of
  Liabilities                                                                    1.2%               1,868,106
                                                                     ---------------          ---------------
 NET ASSETS                                                                    100.0%         $   150,192,436
                                                                     ===============          ===============

*  At December 31, 2004, this security was rated A by Fitch

** Less than 0.05% of net assets

The Portfolio had the following insurance concentration of 10% or greater at December 31, 2004:

        MBIA    18.9%

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC       Ambac Financial Group, Inc.
CONLEE      Connie Lee Insurance Co.
FGIC        Financial Guaranty Insurance Co.
FSA         Financial Security Assurance, Inc.
MBIA        Municipal Bond Insurance Association

INCOME TAX INFORMATION:

At December 31, 2004, the net unrealized appreciation based on cost for income tax purposes of $141,443,529 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost                                                                        $     6,970,787
                                                                                              ---------------
Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value                                                                                (89,986)
                                                                                              ---------------
Net unrealized appreciation                                                                   $     6,880,801
                                                                                              ===============

OTHER INFORMATION:

Purchases and sales of securities, other than short-term securities, for the six months ended December 31, 2004, aggregated $8,605,164 and $22,846,423, respectively.

RATINGS:

The Moody's and S&P ratings are believed to be the most recent ratingsat December 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS                                               [GRAPHIC]

    AS OF DECEMBER 31, 2004 - SHOWING PERCENTAGE OF TOTAL NET ASSETS (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

DUE               DISCOUNT RATE OR            PRINCIPAL
DATE              COUPON RATE                   AMOUNT                     VALUE
---------         ----------------          ---------------          ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 100.0%
FEDERAL HOME LOAN BANK - 11.6%
01/20/05**                  2.297%          $       600,000          $       599,349
03/08/05*                   2.315%               10,000,000                9,996,214
03/12/05*                   2.345%                5,000,000                4,997,908
03/28/05                    1.380%                2,000,000                2,000,000
04/04/05                    1.425%                1,500,000                1,500,000
                                                                     ---------------
TOTAL FEDERAL HOME LOAN BANK                                              19,093,471
                                                                     ---------------

FEDERAL HOME LOAN MORTGAGE CORP. - 35.6%
01/07/05*                   2.000%                5,000,000                5,000,000
01/10/05**                  2.250%                  500,000                  499,781
01/18/05**                  2.250%                6,800,000                6,793,625
01/18/05**                  2.306%                1,800,000                1,798,270
01/25/05**                  2.251%                  300,000                  299,587
01/25/05**                  2.303%                2,400,000                2,396,622
01/26/05**                  2.280%               12,486,000               12,467,812
01/28/05**                  2.250%                  300,000                  299,521
01/28/05**                  2.306%                1,500,000                1,497,608
01/31/05**                  2.280%               10,000,000                9,982,267
02/01/05**                  2.290%                3,611,000                3,604,339
02/07/05*                   2.165%               10,000,000               10,001,512
03/01/05                    1.420%                2,000,000                2,000,000
03/23/05                    1.290%                1,000,000                1,000,000
09/15/05                    2.875%                1,000,000                1,003,067
                                                                     ---------------
TOTAL FEDERAL HOME LOAN
MORTGAGE CORPORATION                                                      58,644,011
                                                                     ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 52.8%
01/03/05**                  1.650%               17,947,000               17,947,000
01/03/05*                   1.900%               10,000,000               10,000,000
01/13/05**                  2.306%                1,925,000                1,923,767
01/14/05**                  2.260%                  600,000                  599,586
01/14/05**                  2.280%                  800,000                  799,443
01/19/05**                  2.270%                8,162,000                8,153,765
01/26/05**                  2.280%                3,051,000                3,046,556
02/01/05**                  2.150%                4,792,000                4,783,700
02/02/05**                  2.170%                1,400,000                1,397,397
02/02/05**                  2.240%                1,900,000                1,896,468
02/02/05**                  2.255%                4,700,000                4,691,262
02/02/05**                  2.270%                  700,000                  698,699
02/04/05**                  2.240%                1,000,000                  997,983
02/04/05**                  2.250%                  300,000                  299,395
02/04/05**                  2.290%                1,625,000                1,621,723
02/18/05*                   2.230%                5,000,000                4,999,842
03/06/05*                   2.308%               10,000,000                9,995,950
03/23/05**                  2.455%               10,000,000                9,946,069
03/23/05**                  2.470%                2,100,000                2,088,675
03/24/05*                   2.460%                1,000,000                  999,977
                                                                     ---------------
TOTAL FEDERAL NATIONAL
MORTGAGE ASSOCIATION                                                      86,887,257
                                                                     ---------------

TOTAL U S. GOVERNMENT &
AGENCY OBLIGATIONS                                                       164,624,739
                                                                     ---------------

TOTAL INVESTMENTS                                     100.0%             164,624,739
Other Assets in Excess of

  Liabilities                                           0.0%***               13,309
                                            ---------------          ---------------
NET ASSETS                                            100.0%         $   164,638,048
                                            ===============          ===============

* Floating or variable rate security rate disclosed as of December 31, 2004. Maturity date represents the next interest rate reset date.
**   Discount Note
***  Less than 0.05% of net assets

INCOME TAX INFORMATION:

The cost for Federal income tax purposes - $164,624,739.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC]                                               PORTFOLIO OF INVESTMENTS

AS OF DECEMBER 31, 2004 - SHOWING PERCENTAGE OF TOTAL NET ASSETS (UNAUDITED)

MUNICIPAL MONEY MARKET PORTFOLIO

DUE               DISCOUNT RATE OR            PRINCIPAL
DATE              COUPON RATE                   AMOUNT                     VALUE
---------         ----------------          ---------------          ---------------
MUNICIPAL BONDS & NOTES - 98.6%
CALIFORNIA - 2.6%
Affordable Housing Agency
01/06/05*            2.050%, MER            $     2,320,000          $     2,320,000
                                                                     ---------------

COLORADO - 1.1%
Denver Urban Renewal
01/06/05*            2.080%, MER; LLOYDS          1,000,000                1,000,000
                                                                     ---------------

DELAWARE - 4.5%
Delaware State Economic Development
01/06/05*            2.100%, AIB                  4,000,000                4,000,000
                                                                     ---------------

FLORIDA - 3.6%
01/06/05*            2.090%, RABOBK; FRTR         3,165,000                3,165,000
                                                                     ---------------
GEORGIA - 3.6%
Georgia Local Government
01/06/05*            2.070%, MBI; BAC             3,200,000                3,200,000
                                                                     ---------------

ILLINOIS - 9.2%
Chicago Public Building
02/01/05             5.375%, FGIC                   550,000                  551,852
Illinois Educational Facilities Authority
01/05/05*            2.050%, FITB                 1,600,000                1,600,000
Illinois State
02/01/05             5.000%, FGIC                 1,000,000                1,002,413
Regional Transport Authority
01/05/05*            2.060%, MBI; WB              1,000,000                1,000,000
Rockford Industrial Development
01/07/05*            2.100%, MI                   4,000,000                4,000,000
                                                                     ---------------
TOTAL ILLINOIS                                                             8,154,265
                                                                     ---------------

INDIANA - 2.5%
Hendricks County
Industrial Redevelopment
01/06/05*            2.100%, HBAN                 1,000,000                1,000,000
Indiana Health Facility Financing Authority
01/05/05*            2.090%, WFC                    200,000                  200,000
Indiana Transport Financial Authority
01/06/05*            2.030%, FGIC; BK             1,000,000                1,000,000
                                                                     ---------------
TOTAL INDIANA                                                              2,200,000
                                                                     ---------------
LOUISIANA - 7.0%
Louisiana Housing Financial Agency
01/06/05*            2.040%, FNMA                 1,900,000                1,900,000
Louisiana Public Facilities Authority
01/06/05*            2.050%, HIB                  4,300,000                4,300,000
                                                                     ---------------
TOTAL LOUISIANA                                                            6,200,000
                                                                     ---------------
MASSACHUSETTS - 1.1%
Milton
09/23/05             2.750%                       1,000,000                1,007,834
                                                                     ---------------
MICHIGAN - 3.7%
Detroit Economic Development
01/06/05*            2.070%, RBS                  1,775,000                1,775,000
Detroit Sewage Disposal
01/05/05*            2.060%, FSA; WB              1,465,000                1,465,000
                                                                     ---------------
TOTAL MICHIGAN                                                             3,240,000
                                                                     ---------------

MISSISSIPPI - 4.0%
Mississippi State Development Bank
01/05/05*            2.090%, ABK; BNP       $     3,525,000          $     3,525,000
                                                                     ---------------
MULTIPLE STATES - 4.0%
Municipal Securities Pool
SG PG-18
01/06/05*            2.140%, FGIC; MBI; ABK;
                             PSFG FSA; PENN;
                             USC                  3,545,000                3,545,000
                                                                     ---------------
NEW HAMPSHIRE - 1.9%
New Hampshire Health and Education Facilities
07/01/05             5.250%, ABK                  1,695,000                1,724,920
                                                                     ---------------
NEW YORK - 4.3%
New York
01/03/05*            2.150%, JPM                  3,800,000                3,800,000
                                                                     ---------------
OHIO - 10.1
Akron ABN AMRO Munitops
01/05/05*            2.030%, FGIC; AAB            4,530,000                4,530,000
Fairfield County
04/13/05             2.000%                         900,000                  902,000
Muskingum County
11/22/05             2.590%                       1,838,000                1,844,120
Ohio State Higher Educational Facility
01/06/05*            2.070%, KEY                  1,725,000                1,725,000
                                                                     ---------------
TOTAL OHIO                                                                 9,001,120
                                                                     ---------------
PENNSYLVANIA - 10.3%
Chester County Development Authority
01/05/05*            2.020%, RBS                  3,500,000                3,500,000
Slippery Rock School District
04/01/05             5.250%, FGIC                   150,000                  151,313
Union County Hospital Authority
02/01/05*            1.220%, ASSET; BAC           1,500,000                1,500,000
York General Authority
01/07/05*            2.070%, MTB                  3,950,000                3,950,000
                                                                     ---------------
TOTAL PENNSYLVANIA                                                         9,101,313
                                                                     ---------------
TENNESSEE - 13.3
Memphis
01/05/05*            2.030%, NRWBK                  700,000                  700,000
Metro. Gov't Nashville Health &
Educational Facilities
01/07/05*            2.040%, WB                   1,065,000                1,065,000
01/15/05*            1.050%, VANDU                2,500,000                2,500,000
08/03/05*            1.650%, AH                   1,000,000                1,000,000
Shelby County Health, Educational &
Housing Facilities
01/05/05*            2.040%, JPM                  4,500,000                4,500,000
Tennergy Corp.
06/01/05             5.000%, MBI                  2,000,000                2,028,024
                                                                     ---------------
TOTAL TENNESSEE                                                           11,793,024
                                                                     ---------------
TEXAS - 5.0%
Plano Independent School District
02/15/05             5.000%, PSFG                   250,000                  251,112
Texas State
08/31/05             3.000%                       3,000,000                3,027,388

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

DUE               DISCOUNT RATE OR            PRINCIPAL
DATE              COUPON RATE                   AMOUNT                     VALUE
---------         ----------------          ---------------          ---------------
San Antonio Electric & Gas
12/01/05*            2.200%, BNP            $     1,200,000          $     1,200,000
                                                                     ---------------
TOTAL TEXAS                                                                4,478,500
                                                                     ---------------

VERMONT - 3.8%
Vermont Educational & Health Buildings
01/06/05*            2.050%, ASSET; BAC           3,400,000                3,400,000
                                                                     ---------------

VIRGINIA -  3.0%
University of Virginia
01/05/05*            2.060%, WB                   2,685,000                2,685,000
                                                                     ---------------
TOTAL MUNICIPAL BONDS & NOTES                                             87,540,976
                                                                     ---------------

TOTAL INVESTMENTS                                      98.6%              87,540,976
Other Assets in Excess
 of Liabilities                                         1.4%               1,259,364
                                            ---------------          ---------------
NET ASSETS                                            100.0%         $    88,800,340
                                            ===============          ===============

* Floating or variable rate security - rate disclosed as of December 31, 2004. Maturity date represents the next interest rate reset date.

INCOME TAX INFORMATION:

The cost for Federal income tax purposes - $87,540,976.

To simplify the listings of securities, abbreviations are used per the table below:

        AAB  ABN AMRO Holding N.V.
        ABK  AMBAC Financial Group, Inc.
         AH  Ascension Health
        AIB  Allied Irish Bank, plc
      ASSET  Radian Asset Assurance
        BAC  Bank of America Corp.
         BK  Bank of New York Co.
        BNP  BNP Paribas
       FGIC  Financial Guaranty Insurance Co.
       FITB  Fifth Third Bancorp
       FNMA  Federal National Mortgage Association
       FRTR  Caisse Des Depots Et Consignations
        FSA  Financial Security Assurance
       HBAN  Huntington Bancshares, Inc.
        HIB  Hibernia Corp.
        JPM  J.P. Morgan Chase & Co.
        KEY  Keycorp
     LLOYDS  Lloyds TSB Group, plc
        MBI  Municipal Bond Insurance Association, Inc.
        MER  Merrill Lynch & Co., Inc.
         MI  Marshall & Ilsley Corp.
        MTB  M&T Bank Corp.
      NRWBK  Westdeutsche Landesbank
       PENN  Pennsylvania State University
       PSFG  Permanent School Fund Guarantee
     RABOBK  Rabobank Nederland N.V.
        RBS  Royal Bank of Scotland Group
        USC  University of Southern California
      VANDU  Vanderbilt University
         WB  Wachovia Corp.
        WFC  Wells Fargo & Co.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC]                                               PORTFOLIO OF INVESTMENTS

AS OF DECEMBER 31, 2004 - SHOWING PERCENTAGE OF TOTAL NET ASSETS (UNAUDITED)

CASH RESERVE PORTFOLIO

DUE               DISCOUNT RATE OR            PRINCIPAL
DATE              COUPON RATE                   AMOUNT                     VALUE
---------         ----------------          ---------------          ---------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.5%
FEDERAL HOME LOAN BANK - 4.3%

03/12/05*            2.345%                 $     8,000,000          $     7,996,652
04/04/05             1.425%                       2,500,000                2,500,000
                                                                     ---------------
TOTAL FEDERAL HOME LOAN BANK                                              10,496,652
                                                                     ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.0
03/23/05             1.290%                       2,500,000                2,500,000
                                                                     ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.2%
02/18/05*            2.230%                       8,000,000                7,999,747
                                                                     ---------------

TOTAL U S. GOVERNMENT &
AGENCY OBLIGATIONS                                                        20,996,399
                                                                     ---------------

CERTIFICATES OF DEPOSIT - 18.4%
DEPOSITORY INSTITUTIONS - 18.4%

Banco Santander
01/14/05             2.365%                      11,750,000               11,750,000
Citibank
02/08/05             2.200%                       5,280,000                5,280,000
DEPFA Bank, plc
11/01/05             2.490%                       2,400,000                2,400,000
Natexis Banques Populaires
02/02/05             2.050%                       5,000,000                5,000,000
Societe Generale
05/09/05             1.440%                       3,000,000                2,999,682
Swedbank
03/01/05             1.440%                       6,000,000                5,999,673
Washington Mutual Bank
02/02/05             2.330%                      12,000,000               12,000,000
                                                                     ---------------
TOTAL CERTIFICATES OF DEPOSIT                                             45,429,355
                                                                     ---------------

COMMERCIAL PAPER - 60.9%
ASSET-BACKED SECURITIES                                                       - 35.2
Check Point Charlie, Inc.
01/21/05             2.400%                      10,000,000                9,987,984
Delaware Funding, llc
02/01/05             2.300%                      12,000,000               11,977,730
Dorada Finance, Inc.
01/05/05             1.990%                      11,000,000               10,998,778
Emerald Certificates
01/27/05             2.350%                       1,000,000                  998,430
Fairway Finance Co., llc
01/03/05             2.230%                       9,862,000                9,862,000
Liberty Street Funding Corp.
01/24/05             2.280%                       9,000,000                8,988,010
Lockhart Funding, llc
02/03/05             2.240%                       9,000,000                8,982,579
Monument Gardens Funding
01/18/05             2.270%                       8,423,000                8,415,016
Newcastle Certificates
03/21/05             2.470%                       5,000,000                4,973,561
Ranger Funding Co., llc
01/18/05             2.330%                      11,750,000               11,738,579
                                                                     ---------------
TOTAL ASSET-BACKED SECURITIES                                             86,922,667
                                                                     ---------------

BROKER/DEALERS - 4.8%
Morgan Stanley
01/27/05             2.330%                      11,800,000               11,781,647
                                                                     ---------------

DEPOSITORY INSTITUTIONS - 16.1%
Eurohypo AG
02/02/05             2.340%                 $    11,895,000          $    11,871,778
RaboBank
01/03/05             2.170%                       7,000,000                7,000,000
Skandinaviska Enskilda Banken
02/01/05             2.290%                      12,000,000               11,977,815
UBS Finance, Inc.
01/03/05             2.230%                       8,857,000                8,857,000
                                                                     ---------------
TOTAL DEPOSITORY INSTITUTIONS                                             39,706,593
                                                                     ---------------

PERSONAL CREDIT INSTITUTIONS - 4.8
General Electric Capital Corp.
01/26/05             2.290%                      12,000,000               11,982,414
                                                                     ---------------
TOTAL COMMERCIAL PAPER                                                   150,393,321
                                                                     ---------------

CORPORATE NOTES - 12.2%
ASSET BACKED SECURITIES - 0.4%
Racers Trust**
01/24/05*            2.413%                       1,000,000                1,000,000
                                                                     ---------------

BROKER/DEALERS - 6.9%
Bear Stearns
01/28/05*            2.428%                       6,000,000                6,000,000
Merrill Lynch & Co.
01/05/05*            1.978%                      11,000,000               11,000,000
                                                                     ---------------
TOTAL BROKER/DEALERS                                                      17,000,000
                                                                     ---------------

DEPOSITORY INSTITUTIONS - 4.9%
HBOS Treasury Services, plc**
03/24/05*            2.550%                      10,000,000               10,000,000
Westpac Banking Corp.
03/11/05*            2.450%                       2,250,000                2,250,000
                                                                     ---------------

TOTAL DEPOSITORY INSTITUTIONS                                             12,250,000
                                                                     ---------------
TOTAL CORPORATE NOTES                                                     30,250,000
                                                                     ---------------

TOTAL INVESTMENTS                                     100.0%             247,069,075
Other Assets in Excess of
Liabilities                                             0.0%***              105,024
                                            ---------------          ---------------
NET ASSETS                                            100.0%         $   247,174,099
                                            ===============          ===============

* Floating or variable rate security - rate disclosed as of December 31, 2004. Maturity date represents the next interest rate reset date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from reg-istration, normally to qualified institutional buyers. At December 31, 2004, these securities amounted to a value of $11,000,000 or 4.45% of net assets.
***  Less than 0.05% of net assets

INCOME TAX INFORMATION:

The cost for Federal income tax purposes - $247,069,075.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES                                   [GRAPHIC]

                                                    DECEMBER 31, 2004(UNAUDITED)

                                                                CORE EQUIY     CAPITAL APPRECIATION
                                                                 PORTFOLIO           PORTFOLIO
                                                               -------------   --------------------
ASSETS
Investments, at value (cost -see below)                        $ 515,932,229   $        120,552,253
Receivable for investments sold                                    1,956,207                 47,359
Receivable for portfolio shares sold                                 468,318                159,314
Dividends receivable                                                 749,462                  2,778
Interest receivable                                                   19,218                     32
Other assets                                                          44,650                 21,247
                                                               -------------   --------------------
   Total Assets                                                  519,170,084            120,782,983
                                                               -------------   --------------------
LIABILITIES:
Payable for investments purchased                                  1,120,783                 25,564
Payable for portfolio shares redeemed                              1,202,489                 40,717
Accrued management fee                                               337,929                 84,986
Accrued administration fee                                            60,024                 11,941
Accrued co-administration fee                                         44,246                  8,916
Accrued distribution fee                                              50,049                  1,444
Accrued shareholder servicing fee                                     37,300                  2,255
Other payables and accrued expenses                                  236,944                 75,256
                                                               -------------   --------------------
   Total Liabilities                                               3,089,764                251,079
                                                               -------------   --------------------
NET ASSETS                                                     $ 516,080,320   $        120,531,904
                                                               =============   ====================
NET ASSETS CONSIST OF:
Paid in capital                                                $ 437,726,807   $        105,277,599
(Over)/undistributed net investment income                            33,983               (551,382)
Accumulated net realized gain/(loss) on investments                2,938,283             (1,642,841)
Net unrealized appreciation in value of investments               75,381,247             17,448,528
                                                               -------------   --------------------
NET ASSETS                                                     $ 516,080,320   $        120,531,904
                                                               =============   ====================
COST OF INVESTMENTS                                            $ 440,550,982   $        103,103,725
                                                               =============   ====================
NET ASSET VALUE PER SHARE
Net Assets
    Class I                                                    $ 371,644,552   $        108,962,483
    Class A                                                    $  78,545,773   $          9,459,504
    Class B                                                    $  15,065,277   $          1,310,073
    Class C                                                    $  50,824,718   $            799,844
                                                               -------------   --------------------
Shares of beneficial interest outstanding of $.01 par
    value, unlimited shares authorized
    Class I                                                       20,281,028              9,055,752
    Class A                                                        4,294,939                808,124
    Class B                                                          855,391                114,383
    Class C                                                        2,925,297                 72,890
                                                               -------------   --------------------
Net Asset Value and redemption price per share
    Class I                                                    $       18.32   $              12.03
    Class A                                                    $       18.29   $              11.71
    Class B                                                    $       17.61   $              11.45
    Class C                                                    $       17.37   $              10.97
                                                               -------------   --------------------
Maximum offering price per share
    Class I (no sales charge)                                  $       18.32   $              12.03
    Class A (net asset value plus maximum
     sales charge of 5.75% of offering price)                  $       19.41   $              12.42
    Class B (no sales charge)                                  $       17.61   $              11.45
    Class C (no sales charge)                                  $       17.37   $              10.97
                                                               -------------   --------------------

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               INTERMEDIATE BOND   TENNESSEE TAX-FREE
                                                                   PORTFOLIO           PORTFOLIO
                                                               -----------------   ------------------
ASSETS:
Investments, at value (cost - see below)                       $     358,823,737   $      148,324,330
Cash                                                                           0              405,192
Receivable for investments sold                                              124                    0
Receivable for portfolio shares sold                                     140,116               65,800
Interest receivable                                                    5,661,910            2,028,607
Other assets                                                              46,882               19,851
                                                               -----------------   ------------------
    Total Assets                                                     364,672,769          150,843,780
                                                               -----------------   ------------------
LIABILITIES:
Payable for portfolio shares redeemed                                    341,296               40,815
Accrued management fee                                                    92,616               38,184
Accrued administration fee                                                38,768               16,186
Accrued co-administration fee                                             28,702               12,050
Dividends payable                                                        497,399              445,794
Accrued distribution fee                                                   2,162                6,330
Accrued shareholder servicing fee                                          6,060                2,093
Other payables and accrued expenses                                      180,258               89,892
                                                               -----------------   ------------------
    Total Liabilities                                                  1,187,261              651,344
                                                               -----------------   ------------------
NET ASSETS                                                     $     363,485,508   $      150,192,436
                                                               =================   ==================
NET ASSETS CONSIST OF:
Paid in capital                                                $     356,837,976   $      143,085,348
Undistributed net investment income                                      203,825                9,452
Accumulated net realized gain on investments                             262,659              216,835
Net unrealized appreciation in value of investments                    6,181,048            6,880,801
                                                               -----------------   ------------------
NET ASSETS                                                     $     363,485,508   $      150,192,436
                                                               =================   ==================
COST OF INVESTMENTS                                            $     352,642,689   $      141,443,529
                                                               =================   ==================

NET ASSET VALUE PER SHARE
Net Assets
    Class I                                                    $     341,082,375   $      132,563,932
    Class A                                                    $      19,651,905   $        8,869,263
    Class B                                                    $         561,752   $        3,467,274
    Class C                                                    $       2,189,476   $        5,291,967
                                                               -----------------   ------------------
Shares of beneficial interest outstanding of $.01 par
    value, unlimited shares authorized
    Class I                                                           33,236,142           12,763,744
    Class A                                                            1,915,910              852,134
    Class B                                                               54,731              333,801
    Class C                                                              213,179              509,119
                                                               -----------------   ------------------
Net Asset Value and redemption price per share
    Class I                                                    $           10.26   $            10.39
    Class A                                                    $           10.26   $            10.41
    Class B                                                    $           10.26   $            10.39
    Class C                                                    $           10.27   $            10.39
                                                               -----------------   ------------------
Maximum offering price per share
    Class I (no sales charge)                                  $           10.26   $            10.39
    Class A (net asset value plus maximum
    sales charge of 3.50% and 3.75%, respectively,             $           10.63   $            10.82
      of offering price)
    Class B (no sales charge)                                  $           10.26   $            10.39
    Class C (no sales charge)                                  $           10.27   $            10.39
                                                               -----------------   ------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                     U.S. GOVERNMENT     MUNICIPAL          CASH
                                                       MONEY MARKET     MONEY MARKET       RESERVE
                                                         PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                     ---------------    ------------    --------------
ASSETS:
Investments, at value                                $   164,624,739    $ 87,540,976    $  247,069,075
Cash                                                             137       1,098,055               266
Receivable for portfolio shares sold                          30,189               0                 0
Interest receivable                                          204,774         302,259           310,051
Other assets                                                  16,366          10,879            29,027
                                                     ---------------    ------------    --------------
   Total Assets                                          164,876,205      88,952,169       247,408,419
                                                     ---------------    ------------    --------------
LIABILITIES:
Dividends payable                                            177,002          90,273            76,436
Accrued management fee                                        12,260           8,028            17,799
Accrued administration fee                                     7,199           4,389            10,701
Accrued co-administration fee                                    488           2,413             8,248
Accrued distribution fee                                       2,280           6,375            46,362
Other payables and accrued expenses                           38,928          40,351            74,774
                                                     ---------------    ------------    --------------
   Total Liabilities                                         238,157         151,829           234,320
                                                     ---------------    ------------    --------------
NET ASSETS                                           $   164,638,048    $ 88,800,340    $  247,174,099
                                                     ===============    ============    ==============
NET ASSETS CONSIST OF:
Paid in capital                                      $   164,649,807    $ 88,806,991    $  247,180,331
Undistributed net investment income                              282              69            13,215
Accumulated net realized loss on investments                 (12,041)         (6,720)          (19,447)
                                                     ---------------    ------------    --------------
NET ASSETS (1)                                       $   164,638,048    $ 88,800,340    $  247,174,099
                                                     ===============    ============    ==============

NET ASSET VALUE, offering price and redemption
   price per share                                   $          1.00    $       1.00    $         1.00
                                                     ===============    ============    ==============

(1)

                                                                       SHARES OF BENEFICIAL INTEREST
                                                          NET          OUTSTANDING, ($.01 PAR VALUE,
                                                         ASSETS         UNLIMITED SHARES AUTHORIZED)
                                                     --------------    -----------------------------
U.S. Government Money Market
   Class I                                           $  156,135,984                      156,148,152
   Class C                                           $    8,502,064                        8,501,653
Municipal Money Market
   Class I                                           $   65,268,756                       65,277,693
   Class C                                           $   23,531,584                       23,532,311
Cash Reserve
   Class I                                           $   34,086,129                       34,087,412
   Class B                                           $      162,689                          162,689
   Class C                                           $  212,925,281                      212,934,904

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC]                                               STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004 (UNAUDITED)

                                                                CORE EQUITY    CAPITAL APPRECIATION
                                                                 PORTFOLIO         PORTFOLIO
                                                               -------------   --------------------
INVESTMENT INCOME:
Dividends                                                      $   6,386,618   $            127,805
Interest                                                             130,160                 53,034
                                                               -------------   --------------------
   Total Investment Income                                         6,516,778                180,839
                                                               -------------   --------------------
EXPENSES:
Management fee                                                     1,808,179                 81,131
Co-management fee                                                          -                364,287
Administration fee                                                   319,909                 62,200
Co-administration fee                                                236,454                 45,974
Fund accounting fee                                                   56,571                 12,491
Custody fee                                                           40,383                 26,501
Transfer agent fee                                                   194,547                 40,680
Blue sky fee                                                          17,952                 13,206
Distribution fee:
   Class B                                                            75,865                  5,663
   Class C                                                           190,365                  2,729
Shareholder servicing fee:
   Class A                                                           102,741                  9,769
   Class C                                                            63,455                    910
Trustees fee                                                          25,505                  5,092
Audit & tax                                                           10,834                 28,480
Legal                                                                 22,395                  6,406
Reports to shareholders                                               58,490                 17,600
Miscellaneous                                                         25,530                  9,102
                                                               -------------   --------------------
   Net Expenses                                                    3,249,175                732,221
                                                               -------------   --------------------

NET INVESTMENT INCOME/(LOSS)                                       3,267,603               (551,382)
                                                               -------------   --------------------

Net realized gain on investments                                   9,541,258              4,994,330
Change in net unrealized appreciation/depreciation                 6,016,206              2,900,499
                                                               -------------   --------------------

Net gain on investments                                           15,557,464              7,894,829
                                                               -------------   --------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $  18,825,067   $          7,343,447
                                                               =============   ====================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                               INTERMEDIATE BOND    TENNESSEE TAX-FREE
                                                                   PORTFOLIO            PORTFOLIO
                                                               -----------------    ------------------
INTEREST INCOME:                                               $       8,097,819    $        3,540,810
                                                               -----------------    ------------------

EXPENSES:
Management fee                                                           928,035               403,377
Administration fee                                                       220,909                92,777
Co-administration fee                                                    163,280                68,574
Fund accounting fee                                                       45,115                24,319
Custody fee                                                               29,034                12,316
Transfer agent fee                                                        99,326                35,828
Blue sky fee                                                               8,370                 1,116
Distribution fee:
   Class B                                                                 2,066                12,892
   Class C                                                                 8,457                20,269
Shareholder servicing fee:
   Class A                                                                24,715                12,400
   Class C                                                                 2,819                 6,756
Trustees fee                                                              18,392                 7,836
Audit & tax                                                               26,970                30,876
Legal                                                                     16,740                 7,464
Reports to shareholders                                                   22,630                14,460
Miscellaneous                                                             24,924                12,834
                                                               -----------------    ------------------
   Total Expenses Before Waiver                                        1,641,782               764,094
Waiver of expenses                                                      (354,571)             (174,863)
                                                               -----------------    ------------------
   Net Expenses                                                        1,287,211               589,231
                                                               -----------------    ------------------
NET INVESTMENT INCOME                                                  6,810,608             2,951,579
                                                               -----------------    ------------------
Net realized gain on investments                                         805,408               297,002
Change in net unrealized appreciation/depreciation                     1,721,179             2,268,171
                                                               -----------------    ------------------
Net gain on investments                                                2,526,587             2,565,173
                                                               -----------------    ------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                     $       9,337,195    $        5,516,752
                                                               =================    ==================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                     U.S. GOVERNMENT     MUNICIPAL
                                                       MONEY MARKET     MONEY MARKET    CASH RESERVE
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     ---------------    ------------    ------------
INTEREST INCOME:                                     $     1,238,790    $    763,428    $  2,135,655
                                                     ---------------    ------------    ------------

EXPENSES:
Management fee                                                36,177          26,112          61,276
Co-management fee                                             57,883          41,780          98,042
Administration fee                                            36,177          26,112          61,276
Co-administration fee                                         36,177          26,112          61,276
Fund accounting fee                                           10,130           7,312          17,157
Custody fee                                                    7,235           5,223          12,255
Transfer agent fee                                            20,584          15,476          45,494
Blue sky fee                                                   2,604           5,208           8,370
Distribution fee:
   Class B                                                         -               -             950
   Class C                                                    21,217          81,160         471,588
Trustees fee                                                   7,162           5,476          12,056
Audit & tax                                                   14,370          14,880          21,390
Legal7,626                                                     5,848          10,638
Reports to shareholders                                        3,254           4,532          19,900
Miscellaneous                                                 13,988           7,324          15,066
                                                     ---------------    ------------    ------------
   Total Expenses Before Waiver                              274,584         272,555         916,734
Waiver of expenses Net Expenses
   NET INVESTMENT INCOME                                     (81,880)        (70,580)       (285,724)
                                                     ---------------    ------------    ------------
                                                             192,704         201,975         631,010
                                                     ---------------    ------------    ------------
                                                           1,046,086         561,453       1,504,645
                                                     ---------------    ------------    ------------
Net realized loss on investments                                   0               0             (39)
                                                     ---------------    ------------    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $     1,046,086    $    561,453    $  1,504,606
                                                     ===============    ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                                    [GRAPHIC]

                                                                  CORE EQUITY                        CAPITAL APPRECIATION
                                                                    PORTFOLIO                              PORTFOLIO
                                                     ------------------------------------    ------------------------------------
                                                     FOR THE SIX MONTHS     FOR THE YEAR     FOR THE SIX MONTHS     FOR THE YEAR
                                                     ENDED DECEMBER 31,    ENDED JUNE 30,    ENDED DECEMBER 31,    ENDED JUNE 30,
                                                      2004 (UNAUDITED)          2004          2004 (UNAUDITED)          2004
                                                     ------------------    --------------    ------------------    --------------
OPERATIONS:
  Net investment income/(loss)                       $        3,267,603    $      936,519    $         (551,382)   $     (524,993)
  Net realized gain on investments                            9,541,258        31,151,029             4,994,330         7,893,312
  Change in net unrealized
   appreciation/depreciation                                  6,016,206        62,665,389             2,900,499         5,935,625
                                                     ------------------    --------------    ------------------    --------------
 Net increase in net assets
   from operations                                           18,825,067        94,752,937             7,343,447        13,303,944
                                                     ------------------    --------------    ------------------    --------------

DISTRIBUTIONS:
From net investment income:
  Class I                                                    (2,885,565)         (859,812)                    0                 0
  Class A                                                      (486,256)          (70,095)                    0                 0
  Class B                                                       (39,774)                0                     0                 0
  Class C                                                      (138,632)                0                     0                 0
                                                     ------------------    --------------    ------------------    --------------
From net realized gain:
  Class I                                                   (20,017,674)                0                     0                 0
  Class A                                                    (4,075,437)                0                     0                 0
  Class B                                                      (767,495)                0                     0                 0
  Class C                                                    (2,568,921)                0                     0                 0
                                                     ------------------    --------------    ------------------    --------------
Net decrease in net assets
  from distributions                                        (30,979,754)         (929,907)                    0                 0
                                                     ------------------    --------------    ------------------    --------------

SHARE TRANSACTIONS:
  Proceeds from sales of shares                              18,148,619        70,177,314             8,352,116        51,995,033
  Reinvested dividends                                       22,708,743           585,914                     0                 0
  Cost of shares redeemed                                  (101,883,201)     (192,558,730)           (5,727,052)       (8,380,487)
                                                     ------------------    --------------    ------------------    --------------
  Net increase/(decrease) in net assets
    from share transactions                                 (61,025,839)     (121,795,502)            2,625,064        43,614,546
                                                     ------------------    --------------    ------------------    --------------

Net increase/(decrease)
  in net assets                                             (73,180,526)      (27,972,472)            9,968,511        56,918,490

NET ASSETS:
  Beginning of period                                       589,260,846       617,233,318           110,563,393        53,644,903
                                                     ------------------    --------------    ------------------    --------------
  End of period*                                     $      516,080,320    $  589,260,846    $      120,531,904    $  110,563,393
                                                     ==================    ==============    ==================    ==============
*Includes (over)/undistributed
   net investment income of                          $           33,983    $      316,607    $         (551,382)   $            0

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                              INTERMEDIATE BOND                       TENNESSEE TAX-FREE
                                                                   PORTFOLIO                               PORTFOLIO
                                                     ------------------------------------    ------------------------------------
                                                     FOR THE SIX MONTHS     FOR THE YEAR     FOR THE SIX MONTHS     FOR THE YEAR
                                                     ENDED DECEMBER 31,    ENDED JUNE 30,    ENDED DECEMBER 31,    ENDED JUNE 30,
                                                      2004 (UNAUDITED)           2004         2004 (UNAUDITED)          2004
                                                     ------------------    --------------    ------------------    --------------
OPERATIONS:
  Net investment income                              $        6,810,608    $   16,047,963    $        2,951,579    $    6,619,617
  Net realized gain on investments                              805,408         4,342,162               297,002           612,680
  Change in net unrealized
   appreciation/depreciation                                  1,721,179       (22,294,267)            2,268,171        (7,643,284)
                                                     ------------------    --------------    ------------------    --------------
  Net increase/(decrease) in net assets
   from operations                                            9,337,195        (1,904,142)            5,516,752          (410,987)
                                                     ------------------    --------------    ------------------    --------------
DISTRIBUTIONS:
From net investment income:
  Class I                                                    (6,439,364)      (14,352,937)           (2,636,779)       (5,902,434)
  Class A                                                      (327,818)       (1,593,527)             (171,423)         (363,630)
  Class B                                                        (8,447)          (19,968)              (55,334)         (147,155)
  Class C                                                       (31,727)          (81,531)              (86,699)         (206,398)
From net realized gain:
  Class I                                                    (1,474,110)       (5,287,699)             (452,402)         (681,328)
  Class A                                                       (84,766)         (667,416)              (29,363)          (44,275)
  Class B                                                        (2,387)           (8,965)              (11,661)          (21,073)
  Class C                                                        (9,467)          (36,636)              (17,574)          (26,717)
                                                     ------------------    --------------    ------------------    --------------
Net decrease in net assets
  from distributions                                         (8,378,086)      (22,048,679)           (3,461,235)       (7,393,010)
                                                     ------------------    --------------    ------------------    --------------
SHARE TRANSACTIONS:
  Proceeds from sales of shares                              18,083,601       100,036,793             7,958,314        20,719,407
  Reinvested dividends                                        5,113,767        13,025,541               437,102           995,411
  Cost of shares redeemed                                   (49,529,131)     (200,594,110)          (22,719,066)      (38,832,205)
                                                     ------------------    --------------    ------------------    --------------
  Net decrease in net assets
   from share transactions                                  (26,331,763)      (87,531,776)          (14,323,650)      (17,117,387)
                                                     ------------------    --------------    ------------------    --------------
Net decrease in net assets                                  (25,372,654)     (111,484,597)          (12,268,133)      (24,921,384)

NET ASSETS:
  Beginning of period                                       388,858,162       500,342,759           162,460,569       187,381,953
                                                     ------------------    --------------    ------------------    --------------
  End of period*                                     $      363,485,508    $  388,858,162    $      150,192,436    $  162,460,569
                                                     ==================    ==============    ==================    ==============

*Includes undistributed
  net investment income of                           $          203,825    $      200,573    $            9,452    $        8,108

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                     U.S. GOVERNMENT MONEY
                                                                        MARKET PORTFOLIO
                                                               ------------------------------------
                                                               FOR THE SIX MONTHS     FOR THE YEAR
                                                               ENDED DECEMBER 31,    ENDED JUNE 30,
                                                                2004 (UNAUDITED)          2004
                                                               ------------------    --------------
OPERATIONS:
  Net investment income                                        $        1,046,086    $    1,018,567
  Net realized gain on investments                                              0             7,142
                                                               ------------------    --------------
  Net increase in net assets from
   operations                                                           1,046,086         1,025,709
                                                               ------------------    --------------

DISTRIBUTIONS:
From net investment income:
  Class I                                                                (989,158)         (963,290)
  Class C                                                                 (56,981)          (55,277)
                                                               ------------------    --------------
Net decrease in net assets from
  distributions                                                        (1,046,139)       (1,018,567)
                                                               ------------------    --------------

SHARE TRANSACTIONS AT NET ASSET
VALUE OF $1.00 PER SHARE:
  Proceeds from sales of shares                                       104,544,940       163,359,915
  Reinvested dividends                                                    352,445           178,626
  Cost of shares redeemed                                             (64,463,822)     (171,249,531)
                                                               ------------------    --------------
  Net decrease in net assets
   from share transactions                                             40,433,563        (7,710,990)
                                                               ------------------    --------------

Net increase/(decrease)
  in net assets                                                        40,433,510        (7,703,848)

NET ASSETS:
  Beginning of period                                                 124,204,538       131,908,386
                                                               ------------------    --------------

  End of period*                                               $      164,638,048    $  124,204,538
                                                               ==================    ==============
*Includes undistributed
  net investment income of                                     $              282    $          335

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                MUNICIPAL MONEY                         CASH RESERVE
                                                                MARKET PORTFOLIO                          PORTFOLIO
                                                     ------------------------------------    ------------------------------------
                                                     FOR THE SIX MONTHS     FOR THE YEAR     FOR THE SIX MONTHS     FOR THE YEAR
                                                     ENDED DECEMBER 31,    ENDED JUNE 30,    ENDED DECEMBER 31,    ENDED JUNE 30,
                                                      2004 (UNAUDITED)          2004          2004 (UNAUDITED)          2004
                                                     ------------------    --------------    ------------------    --------------
OPERATIONS:
  Net investment income                              $          561,453    $      666,934    $        1,504,645    $    1,595,870
  Net realized gain/(loss) on investments                             0             2,518                   (39)              342
                                                     ------------------    --------------    ------------------    --------------
  Net increase in net assets from
   operations                                                   561,453           669,452             1,504,606         1,596,212
                                                     ------------------    --------------    ------------------    --------------

DISTRIBUTIONS:
From net investment income:
  Class I                                                      (401,546)         (490,288)             (256,430)         (327,515)
  Class B                                                             -                 -                  (500)              (62)
  Class C                                                      (159,838)         (176,646)           (1,247,734)       (1,268,293)
                                                     ------------------    --------------    ------------------    --------------
Net decrease in net assets from
  distributions                                                (561,384)         (666,934)           (1,504,664)       (1,595,870)
                                                     ------------------    --------------    ------------------    --------------

SHARE TRANSACTIONS AT NET ASSET
VALUE OF $1.00 PER SHARE:
  Proceeds from sales of shares                              87,353,037       185,671,128           209,779,483       446,528,883
  Reinvested dividends                                          157,872           176,508             1,239,330         1,283,695
  Cost of shares redeemed                                   (92,231,438)     (185,621,815)         (201,242,662)     (466,212,336)
                                                     ------------------    --------------    ------------------    --------------
  Net increase/(decrease) in net
   assets from share transactions                            (4,720,529)          225,821             9,776,151       (18,399,758)
                                                     ------------------    --------------    ------------------    --------------

Net increase/(decrease)
  in net assets                                              (4,720,460)          228,339             9,776,093       (18,399,416)

NET ASSETS:
  Beginning of period                                        93,520,800        93,292,461           237,398,006       255,797,422
                                                     ------------------    --------------    ------------------    --------------

  End of period*                                     $       88,800,340    $   93,520,800    $      247,174,099    $  237,398,006
                                                     ==================    ==============    ==================    ==============

*Includes undistributed net
  investment income of                               $               69    $            0    $           13,215    $       13,234

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                   [GRAPHIC]

CORE EQUITY PORTFOLIO

                                                                         CLASS I

                                             SIX MONTHS ENDED
                                                DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                  2004(u)^      2004^         2003^          2002          2001         2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period             $   18.71    $   16.12     $   15.74     $   21.87     $   25.33     $   26.26
                                             ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                             0.12         0.05          0.07          0.08          0.07          0.11
    Net realized and unrealized gain/(loss)
      on investments                                  0.59         2.57          0.37         (4.52)         0.06          1.88
                                             ----------------------------------------------------------------------------------
    Total from investment operations                  0.71         2.62          0.44         (4.44)         0.13          1.99
                                             ----------------------------------------------------------------------------------
Distributions:
    Net investment income                            (0.14)       (0.03)        (0.06)        (0.08)        (0.04)        (0.09)
    Net realized gain                                (0.96)           -             -         (1.61)        (3.55)        (2.83)
                                             ----------------------------------------------------------------------------------
    Total distributions                              (1.10)       (0.03)        (0.06)        (1.69)        (3.59)        (2.92)
                                             ----------------------------------------------------------------------------------
Net asset value, end of period                   $   18.32    $   18.71     $   16.12     $   15.74     $   21.87     $   25.33
                                             ==================================================================================

TOTAL RETURN                                          3.92%#      16.28%         2.82%       (21.53)%       (0.70)%        8.15%+

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)            $ 371,645    $ 436,164     $ 470,855     $ 541,058     $ 716,068     $ 790,050
Ratio of expenses to average daily net
  assets                                              1.03%*       1.01%         0.98%         0.94%         0.97%         0.87%(1)
Ratio of net investment income to average
  net assets                                          1.35%*       0.30%         0.47%         0.44%         0.31%         0.44%
Portfolio turnover rate                                 12%          18%           22%           38%           26%           28%
(1) During the period, various fees were
    waived. The ratio of expenses to average
    net assets had such waivers not
    occurred is as follows                               -            -             -             -             -          0.95%

                                                                         CLASS A

                                             SIX MONTHS ENDED
                                                DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                  2004(u)^      2004^         2003^          2002          2001         2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period             $   18.67    $   16.11     $   15.73     $   21.85     $   25.33     $   26.30
                                             ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                             0.10         0.01          0.03          0.04          0.01          0.03
    Net realized and unrealized gain/(loss)
      on investments                                  0.60         2.56          0.37         (4.51)         0.06          1.88
                                             ----------------------------------------------------------------------------------
    Total from investment operations                  0.70         2.57          0.40         (4.47)         0.07          1.91
                                             ----------------------------------------------------------------------------------
Distributions:
    Net investment income                            (0.12)       (0.01)        (0.02)        (0.04)            -         (0.05)
    Net realized gain                                (0.96)           -             -         (1.61)        (3.55)        (2.83)
    Total distributions                              (1.08)       (0.01)        (0.02)        (1.65)        (3.55)        (2.88)
                                             ----------------------------------------------------------------------------------
Net asset value, end of period                   $   18.29    $   18.67     $   16.11     $   15.73     $   21.85     $   25.33
                                             ----------------------------------------------------------------------------------
TOTAL RETURN**                                        3.84%#      15.99%         2.58%       (21.73)%       (0.95)%        7.80%+
                                             ==================================================================================

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)            $  78,546    $  85,250     $  79,265     $ 105,294     $ 134,604     $ 101,907
Ratio of expenses to average daily net
  assets                                              1.28%*       1.26%         1.24%         1.19%         1.23%         1.18%(1)
Ratio of net investment income to average
  net assets                                          1.10%*       0.05%         0.21%         0.20%         0.05%         0.13%
Portfolio turnover rate                                 12%          18%           22%           38%           26%           28%
(1) During the period, various fees were
    waived. The ratio of expenses to average
    net assets had such waivers not
    occurred is as follows                               -            -             -             -             -          1.25%

*    Annualized.
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
^ Per share amounts calculated based on the average shares outstanding during the period.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         CLASS B

                                             SIX MONTHS ENDED
                                                DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                  2004(u)^      2004^         2003^          2002          2001        2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period             $   17.99    $   15.62     $   15.35     $   21.49     $   25.13     $   25.83
                                             ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment gain/(loss)                        0.03        (0.12)        (0.08)        (0.05)        (0.05)        (0.07)
    Net realized and unrealized gain/(loss)
      on investments                                  0.60         2.49          0.35         (4.48)        (0.04)         2.20
                                             ----------------------------------------------------------------------------------
    Total from investment operations                  0.63         2.37          0.27         (4.53)        (0.09)         2.13
                                             ----------------------------------------------------------------------------------
Distributions:
    Net investment income                            (0.05)           -             -             -             -             -
    Net realized gain                                (0.96)           -             -         (1.61)        (3.55)        (2.83)
                                             ----------------------------------------------------------------------------------
    Total distributions                              (1.01)           -             -         (1.61)        (3.55)        (2.83)
                                             ----------------------------------------------------------------------------------
Net asset value, end of period                   $   17.61    $   17.99     $   15.62     $   15.35     $   21.49     $   25.13
                                             ==================================================================================

TOTAL RETURN                                          3.59%#      15.17%         1.76%       (22.39)%       (1.65)%        8.72%+#

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (thousands)            $  15,065    $  15,432     $  14,069     $  15,636     $  13,849     $   5,372
Ratio of expenses to average daily net
  assets                                              2.05%*       2.02%         2.01%         1.98%         1.99%         1.91%(1)*
Ratio of net investment loss to average
  net assets                                          0.34%*      (0.71)%       (0.56)%       (0.59)%       (0.71)%       (0.60)%*
Portfolio turnover rate                                 12%          18%           22%           38%           26%           28%
(1) During the period, various fees were
    waived. The ratio of expenses to average
    net assets had such waivers not occurred
    is as follows                                        -            -             -             -             -          1.98%*

                                                                         CLASS C

                                             SIX MONTHS ENDED
                                                DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                  2004(u)^      2004^         2003^          2002          2001         2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period             $   17.75    $   15.41     $   15.15     $   21.23     $   24.87     $   26.00
                                             ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment gain/(loss)                        0.03        (0.12)        (0.08)        (0.12)        (0.13)        (0.13)
    Net realized and unrealized gain/(loss)
      on investments                                  0.60         2.46          0.34         (4.35)         0.04          1.83
                                             ----------------------------------------------------------------------------------
    Total from investment operations                  0.63         2.34          0.26         (4.47)        (0.09)         1.70
                                             ----------------------------------------------------------------------------------
Distributions:
    Net investment income                            (0.05)           -             -             -             -             -
    Net realized gain                                (0.96)           -             -         (1.61)        (3.55)        (2.83)
                                             ----------------------------------------------------------------------------------
    Total distributions                              (1.01)           -             -         (1.61)        (3.55)        (2.83)
                                             ----------------------------------------------------------------------------------
Net asset value, end of period                   $   17.37    $   17.75     $   15.41     $   15.15     $   21.23     $   24.87
                                             ==================================================================================

TOTAL RETURN                                          3.64%#      15.18%         1.72%       (22.38)%       (1.66)%        7.02%+

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (thousands)            $  50,825    $  52,415     $  53,045     $  64,105     $  93,201     $ 101,084
Ratio of expenses to average daily net
  assets                                              2.05%*       2.02%         1.98%         1.95%         1.96%         1.92%(1)
Ratio of net investment loss to average
  net assets                                          0.34%*      (0.71)%       (0.53)%       (0.56)%       (0.69)%       (0.61)%
Portfolio turnover rate                                 12%          18%           22%           38%           26%           28%
(1) During the period, various fees were
    waived. The ratio of expenses to average
    net assets had such waivers not occurred
    is as follows                                        -            -             -             -             -          2.00%

*    Annualized.
**   Class B commenced operations on August 3,1999.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.
(u)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                   [GRAPHIC]

CAPITAL APPRECIATION PORTFOLIO

                                                                         CLASS I

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA^
Net asset value,beginning of period                $   11.31         $    9.14   $    8.03   $    9.98   $   14.47   $   10.25
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment gain/(loss)                         (0.05)            (0.07)      (0.06)      (0.09)      (0.05)      (0.09)
    Net realized and unrealized gain/(loss)
      on investments                                    0.77              2.24        1.17       (1.86)      (1.22)       4.31
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.72              2.17        1.11       (1.95)      (1.27)       4.22
                                                ------------------------------------------------------------------------------
Distributions:
    Net realized gain                                      -                -            -           -       (3.22)          -
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   12.03         $   11.31   $    9.14   $    8.03   $    9.98$      14.47
                                                ==============================================================================

TOTAL RETURN                                            6.37%#           23.74%      13.82%     (19.54)%    (10.93)%     41.17%+

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $ 108,962         $ 101,570   $  49,572   $  39,175   $  44,746   $  46,042
Ratio of expenses to average daily net assets           1.33%*            1.25%       1.26%       1.46%       1.27%       1.19%(1)
Ratio of net investment loss to average net
  assets                                               (0.99)%*          (0.64)%     (0.81)%     (1.01)%     (0.45)%     (0.77)%
Portfolio turnover rate                                   38%               71%         67%        137%        130%        286%
(1) During the period, various fees were waived.
    The ratio of expenses to average net
    assets had such waivers not occurred is
    as follows.                                            -                 -           -           -           -        1.26%

                                                                         CLASS A

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA^
Net asset value, beginning of period               $   11.02         $    8.93   $    7.86   $    9.80   $   14.31   $   10.20
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment gain/(loss)                         (0.06)            (0.09)      (0.08)      (0.11)      (0.09)      (0.15)
    Net realized and unrealized gain/(loss)
      on investments                                    0.75              2.18        1.15       (1.83)      (1.20)       4.26
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.69              2.09        1.07       (1.94)      (1.29)       4.11
                                                ------------------------------------------------------------------------------
Distributions:
    Net realized gain                                      -                 -           -           -       (3.22)          -
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   11.71         $   11.02   $    8.93   $    7.86   $    9.80   $   14.31
                                                ==============================================================================

TOTAL RETURN**                                          6.26%#           23.40%      13.61%     (19.80)%    (11.21)%     40.29%+

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $   9,460         $   7,073   $   3,083   $   3,879   $   5,150   $   3,883
Ratio of expenses to average daily net assets           1.59%*            1.50%       1.49%       1.76%       1.62%       1.63%(1)
Ratio of net investment loss to average net
  assets                                               (1.25)%*          (0.89)%     (1.05)%     (1.32)%     (0.80)%     (1.21)%
Portfolio turnover rate                                   38%               71%         67%        137%        130%        286%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.           -                 -           -           -           -        1.70%

*    Annualized.
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
^ Per share amounts calculated based on the average shares outstanding during the period.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                        FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001      2000**
SELECTED PER-SHARE DATA^
Net asset value, beginning of period               $   10.82         $    8.84   $    7.84   $    9.86   $   14.49   $   10.06
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment loss                                (0.10)            (0.17)      (0.13)      (0.18)      (0.16)      (0.19)
    Net realized and unrealized gain/(loss)
      on investments                                    0.73              2.15        1.13       (1.84)      (1.25)       4.62
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.63              1.98        1.00       (2.02)      (1.41)       4.43
                                                ------------------------------------------------------------------------------
Distributions:
    Net realized gain                                      -                 -           -           -       (3.22)          -
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   11.45         $   10.82   $    8.84   $    7.84   $    9.86   $   14.49
                                                ==============================================================================

TOTAL RETURN                                            5.82%#           22.40%      12.76%     (20.49)%    (12.00)%     44.04%+#
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                 $1,310         $   1,164   $     508   $     515   $     737   $     175
Ratio of expenses to average daily net assets         2.34%*              2.25%       2.26%       2.62%       2.48%       2.46%(1)*
Ratio of net investment loss to average net
  assets                                               (2.01)%*          (1.64)%     (1.82)%     (2.17)%     (1.66)%     (2.04)%*
Portfolio turnover rate                                   38%               71%         67%        137%        130%        286%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.           -                 -           -           -           -        2.52%*

                                                                         CLASS C

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA^
Net asset value, beginning of period               $   10.37         $    8.47   $    7.51   $    9.43   $   14.02   $   10.04
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment loss                                (0.10)            (0.16)      (0.12)      (0.18)      (0.19)      (0.25)
    Net realized and unrealized gain/(loss)
      on investments                                    0.70              2.06        1.08       (1.74)      (1.18)       4.23
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.60              1.90        0.96       (1.92)      (1.37)       3.98
                                                ------------------------------------------------------------------------------
Distributions:
    Net realized gain                                      -                 -           -           -       (3.22)          -
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   10.97         $   10.37   $    8.47   $    7.51   $    9.43   $   14.02
                                                ==============================================================================

TOTAL RETURN                                            5.79%#           22.43%      12.78%     (20.36)%    (12.13)%     39.64%+

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $     800         $     756   $     482   $     463   $     758   $     634
Ratio of expenses to average daily net assets           2.34%*            2.25%       2.24%       2.63%       2.60%       2.50%(1)
Ratio of net investment loss to average net
  assets                                               (2.01)%*          (1.64)%     (1.80)%    (2.18)%     (1.78)%      (2.09)%
Portfolio turnover rate                                   38%               71%         67%        137%        130%        286%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.           -                 -           -           -           -        2.57%

*    Annualized.
**   Class B commenced operations on August 3,1999.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ Per share amounts calculated based on the average shares outstanding during the period.
(u)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                   [GRAPHIC]

INTERMEDIATE BOND PORTFOLIO

                                                                         CLASS I

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period               $   10.24         $   10.81   $   10.39   $   10.10   $    9.59   $    9.78
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.19              0.38        0.45        0.52        0.55        0.56
    Net realized and unrealized gain/(loss)
      on investments                                    0.06             (0.43)       0.50        0.33        0.51       (0.19)
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.25             (0.05)       0.95        0.85        1.06        0.37
                                                ------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.19)            (0.38)      (0.47)      (0.52)      (0.55)      (0.56)
    Net realized gain                                  (0.04)            (0.14)      (0.06)      (0.04)          -          -
                                                ------------------------------------------------------------------------------
    Total distributions                                (0.23)            (0.52)      (0.53)      (0.56)      (0.55)      (0.56)
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   10.26         $   10.24   $   10.81   $   10.39   $   10.10   $    9.59
                                                ==============================================================================

TOTAL RETURN+                                           2.45%#           (0.43)%      9.35%       8.59%       11.28%      3.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $ 341,082         $ 367,269   $ 443,511   $ 188,425   $ 188,381   $ 202,385
Ratio of expenses to average daily net
  assets (1)                                            0.66%*            0.65%       0.62%       0.62%       0.60%       0.46%
Ratio of net investment income to average net
  assets                                                3.60%*            3.65%       4.41%       5.08%       5.52%       5.86%
Portfolio turnover rate                                   32%               27%         36%         61%         59%         22%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.        0.84%*            0.83%       0.82%       0.82%       0.80%       0.81%

                                                                         CLASS A

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period               $   10.24         $   10.82   $   10.40   $   10.10   $    9.59   $    9.78
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.17              0.36        0.44        0.50        0.52        0.53
    Net realized and unrealized gain/(loss)
      on investments                                    0.06             (0.44)       0.48        0.34        0.51       (0.19)
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.23             (0.08)       0.92        0.84        1.03        0.34
                                                ------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.17)            (0.36)      (0.44)      (0.50)      (0.52)      (0.53)
    Net realized gain                                  (0.04)            (0.14)      (0.06)      (0.04)          -           -
                                                ------------------------------------------------------------------------------
    Total distributions                                (0.21)            (0.50)      (0.50)      (0.54)      (0.52)      (0.53)
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   10.26         $   10.24   $   10.82   $   10.40   $   10.10   $    9.59
                                                ==============================================================================

TOTAL RETURN+**                                         2.32%#           (0.75)%      9.08%       8.43%      10.99%       3.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $  19,652         $  18,758   $  52,686   $  50,032   $  45,098   $   7,485
Ratio of expenses to average daily net
  assets (1)                                            0.91%*            0.90%       0.88%       0.87%       0.84%       0.75%
Ratio of net investment income to average net
  assets                                                3.35%*            3.40%       4.15%       4.83%       5.27%       5.57%
Portfolio turnover rate                                   32%               27%         36%         61%         59%         22%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.        1.10%*            1.08%       1.08%       1.07%       1.04%       1.11%

*    Annualized.
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,         FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)                2004           2003**
SELECTED PER-SHARE DATA
Net asset value, beginning of period               $   10.24             $   10.82     $   10.55
                                                ------------------------------------------------
Income from investment operations:
    Net investment income                               0.15                  0.31          0.27
    Net realized and unrealized gain/(loss)
      on investments                                    0.06                 (0.44)         0.33
                                                ------------------------------------------------
    Total from investment operations                    0.21                 (0.13)         0.60
                                                ------------------------------------------------
Distributions:
    Net investment income                              (0.15)                (0.31)        (0.27)
    Net realized gain                                  (0.04)                (0.14)        (0.06)
                                                ------------------------------------------------
    Total distributions                                (0.19)                (0.45)        (0.33)
                                                ------------------------------------------------
Net asset value, end of period                     $   10.26             $   10.24     $   10.82
                                                ================================================

TOTAL RETURN+                                           2.08%#               (1.21)%        5.75%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $     562             $     609     $     678
Ratio of expenses to average daily net
  assets (1)                                            1.36%*                1.35%         1.31%*
Ratio of net investment income to average net
  assets                                                2.89%*                2.95%         3.72%*
Portfolio turnover rate                                   32%                   27%           36%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.       1.55%*                 1.53%         1.51%*

                                                                         CLASS C

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                        FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period               $   10.25         $   10.82   $   10.40   $   10.10   $    9.59   $    9.77
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.15              0.30        0.38        0.44        0.47        0.48
    Net realized and unrealized gain/(loss)
      on investments                                    0.06             (0.43)       0.49        0.34        0.51       (0.18)
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.21             (0.13)       0.87        0.78        0.98        0.30
                                                ------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.15)            (0.30)      (0.39)      (0.44)      (0.47)      (0.48)
    Net realized gain                                  (0.04)            (0.14)      (0.06)      (0.04)          -           -
                                                ------------------------------------------------------------------------------
    Total distributions                                (0.19)            (0.44)      (0.45)      (0.48)      (0.47)      (0.48)
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   10.27         $   10.25   $   10.82   $   10.40   $   10.10   $    9.59
                                                ==============================================================================

TOTAL RETURN+                                           2.06%#           (1.17)%      8.54%       7.81%      10.38%       3.16%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $   2,189         $   2,221   $   3,468   $   1,710   $   1,333   $   1,269
Ratio of expenses to average daily net
  assets (1)                                            1.41%*            1.40%       1.37%       1.44%       1.42%       1.35%
Ratio of net investment income to average net
  assets                                                2.84%*            2.90%       3.66%       4.25%       4.70%       4.97%
Portfolio turnover rate                                   32%               27%         36%         61%         59%         22%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.        1.85%*            1.83%       1.82%       1.89%       1.86%       1.95%

*    Annualized.
**   Class B commenced operations on October 28,2002.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                   [GRAPHIC]

TENNESSEE TAX-FREE PORTFOLIO

                                                                         CLASS I

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period               $   10.26         $   10.73   $   10.47   $   10.28   $    9.89   $   10.08
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.19              0.40        0.42        0.43        0.44        0.45
    Net realized and unrealized gain/(loss)
      on investments                                    0.16             (0.42)       0.29        0.21        0.39       (0.18)
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.35             (0.02)       0.71        0.64        0.83        0.27
                                                ------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.19)            (0.40)      (0.42)      (0.43)      (0.44)      (0.45)
    Net realized gain                                  (0.03)            (0.05)      (0.03)      (0.02)          -       (0.01)
                                                ------------------------------------------------------------------------------
    Total distributions                                (0.22)            (0.45)      (0.45)      (0.45)      (0.44)      (0.46)
                                                ------------------------------------------------------------------------------
Net asset value,end of period                      $   10.39         $   10.26   $   10.73   $   10.47   $   10.28   $    9.89
                                                ==============================================================================
TOTAL RETURN+                                           3.51%#           (0.22)%      6.89%       6.34%       8.49%       2.83%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $ 132,564         $ 143,278   $ 163,440   $ 164,437   $ 168,940   $ 172,620
Ratio of expenses to average daily net
  assets (1)                                            0.69%*            0.65%       0.63%       0.64%       0.62%       0.45%
Ratio of net investment income to average net
  assets                                                3.74%*            3.83%       3.93%       4.14%       4.29%       4.57%
Portfolio turnover rate                                    6%                9%         19%          8%         13%          6%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.        0.89%*            0.85%       0.83%       0.84%       0.82%       0.81%

                                                                         CLASS A

                                                SIX MONTHS ENDED
                                                  DECEMBER 31,                      FOR THE YEAR ENDED JUNE 30,
                                                    2004(u)            2004         2003        2002        2001       2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period               $   10.28         $   10.75   $   10.49   $   10.31   $    9.92   $   10.11
                                                ------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.18              0.38        0.39        0.40        0.41        0.44
    Net realized and unrealized gain/(loss)
      on investments                                    0.16             (0.42)       0.29        0.20        0.39       (0.18)
                                                ------------------------------------------------------------------------------
    Total from investment operations                    0.34             (0.04)       0.68        0.60        0.80        0.26
                                                ------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.18)            (0.38)      (0.39)      (0.40)      (0.41)      (0.44)
    Net realized gain                                  (0.03)            (0.05)      (0.03)      (0.02)          -       (0.01)
                                                ------------------------------------------------------------------------------
    Total distributions                                (0.21)            (0.43)      (0.42)      (0.42)      (0.41)      (0.45)
                                                ------------------------------------------------------------------------------
Net asset value, end of period                     $   10.41         $   10.28   $   10.75   $   10.49   $   10.31   $    9.92
                                                ==============================================================================

TOTAL RETURN+**                                         3.38%#           (0.45)%      6.62%       5.98%       8.20%       2.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)              $   8,869         $   9,935   $  11,661   $   9,252   $  12,836   $  10,580
Ratio of expenses to average daily net
  assets (1)                                            0.94%*            0.90%       0.87%       0.88%       0.87%       0.58%
Ratio of net investment income to average net
  assets                                                3.49%*            3.58%       3.68%       3.90%       4.04%       4.44%
Portfolio turnover rate                                    6%                9%         19%          8%         13%          6%
(1) During the period, various fees were waived.
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows.        1.14%*            1.10%       1.07%       1.08%       1.08%       1.09%^

*    Annualized.
**   Class A total return does not include the one-time front-end sales charge.
+ Total return would have been lower had various fees not been waived during the period.
^    This ratio was previously reported net of the shareholder servicing fee waiver.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         CLASS B

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000**
SELECTED PER-SHARE DATA
Net asset value, beginning of period                $   10.26    $   10.73     $   10.47     $   10.29     $    9.90     $   10.09
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                0.16         0.33          0.34          0.35          0.36          0.34
    Net realized and unrealized gain/(loss)
      on investments                                     0.16        (0.42)         0.29          0.20          0.39         (0.18)
                                                ----------------------------------------------------------------------------------
    Total from investment operations                     0.32        (0.09)         0.63          0.55          0.75          0.16
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                               (0.16)       (0.33)        (0.34)        (0.35)        (0.36)        (0.34)
    Net realized gain                                   (0.03)       (0.05)        (0.03)        (0.02)            -         (0.01)
                                                ----------------------------------------------------------------------------------
    Total distributions                                 (0.19)       (0.38)        (0.37)        (0.37)        (0.36)        (0.35)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $   10.39    $   10.26     $   10.73     $   10.47     $   10.29     $    9.90
                                                ==================================================================================

TOTAL RETURN+                                            3.15%#      (0.91)%        6.15%         5.46%         7.72%         1.69%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $   3,467    $   3,856     $   4,673     $   1,090     $     309     $     200
Ratio of expenses to average daily net
  assets (1)                                             1.40%*       1.35%         1.32%         1.37%         1.33%         1.16%*
Ratio of net investment income to average
  net assets                                             3.03%*       3.12%         3.23%         3.41%         3.58%         3.86%*
Portfolio turnover rate                                     6%           9%           19%            8%           13%            6%
(1) During the period, various fees were waived
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows          1.60%*       1.55%         1.52%         1.57%         1.53%         1.52%*

                                                                         CLASS C

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER-SHARE DATA
Net asset value, beginning of period                $   10.27    $   10.74     $   10.48     $   10.29     $    9.90     $   10.09
                                                ----------------------------------------------------------------------------------
    Income from investment operations:
    Net investment income                                0.17         0.35          0.37          0.38          0.38          0.40
    Net realized and unrealized gain/(loss)
      on investments                                     0.15        (0.42)         0.29          0.21          0.39         (0.18)
                                                ----------------------------------------------------------------------------------
    Total from investment operations                     0.32        (0.07)         0.66          0.59          0.77          0.22
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                               (0.17)       (0.35)        (0.37)        (0.38)        (0.38)        (0.40)
    Net realized gain                                   (0.03)       (0.05)        (0.03)        (0.02)            -         (0.01)
                                                ----------------------------------------------------------------------------------
    Total distributions                                 (0.20)       (0.40)        (0.40)        (0.40)        (0.38)        (0.41)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $   10.39    $   10.27     $   10.74     $   10.48     $   10.29     $    9.90
                                                ==================================================================================

TOTAL RETURN+                                            3.15%#      (0.71)%        6.37%         5.81%         7.89%         2.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $   5,292    $   5,391     $   7,608     $   6,989     $   6,426     $   8,969
Ratio of expenses to average daily net
  assets (1)                                             1.19%*       1.15%         1.12%         1.14%         1.17%         0.96%
Ratio of net investment income to average
  net assets                                             3.24%*       3.32%         3.43%         3.65%         3.74%         4.06%
Portfolio turnover rate                                     6%           9%           19%            8%           13%            6%
(1) During the period, various fees were waived
    The ratio of expenses to average net assets
    had such waivers not occurred is as follows          1.90%*       1.85%         1.82%         1.84%         1.87%         1.84%^

*    Annualized.
**   Class B commenced operations on August 3, 1999.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
^ This ratio was previously reported net of the shareholder servicing fee waiver.
(u)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                   [GRAPHIC]

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                                                         CLASS I

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.007        0.009         0.013         0.024         0.057         0.053
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.007)      (0.009)       (0.013)       (0.024)       (0.057)       (0.053)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.73%#       0.87%         1.34%         2.42%         5.85%         5.48%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $ 156,136    $ 116,124     $ 124,310     $ 128,530     $  81,572     $  81,992
Ratio of expenses to average net
  assets (1)                                             0.25%*       0.25%         0.25%         0.25%         0.23%         0.28%
Ratio of net investment income to average
  net assets                                             1.48%*       0.85%         1.33%         2.27%         5.74%         5.35%
(1) During the period, various fees were waived
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows           0.35%*       0.34%         0.34%         0.32%         0.40%         0.45%

                                                                         CLASS C

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.006        0.006         0.011         0.021         0.055         0.050
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.006)      (0.006)       (0.011)       (0.021)       (0.055)       (0.050)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.60%#       0.62%         1.08%         2.17%         5.59%         5.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $   8,502    $   8,081     $   7,598     $   8,297     $   2,500     $   3,435
Ratio of expenses to average net
  assets (1)                                             0.50%*       0.50%         0.50%         0.50%         0.48%         0.59%
Ratio of net investment income to average
  net assets                                             1.23%*       0.60%         1.08%         2.02%         5.49%         5.04%
(1) During the period, various fees were waived
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows           0.81%*       0.79%         0.79%         0.77%         0.85%         0.97%^

*    Annualized.
+ Total return would have been lower had various fees not been waived during the period.
^    This ratio was previously reported net of the 12b-1 waiver.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC]                                                   FINANCIAL HIGHLIGHTS

MUNICIPAL MONEY MARKET PORTFOLIO

                                                                         CLASS I

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.006        0.008         0.011         0.017         0.036         0.035
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.006)      (0.008)       (0.011)       (0.017)       (0.036)       (0.035)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.59%#       0.78%         1.10%         1.69%         3.66%         3.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $  65,269    $  48,720     $  67,516     $  57,482     $  47,665     $  44,535
Ratio of expenses to average net
  assets (1)                                             0.30%*       0.30%         0.30%         0.25%         0.28%         0.27%
Ratio of net investment income to average
  net assets                                             1.17%*       0.77%         1.09%         1.65%         3.53%         3.48%
(1) During the period, various fees were waived
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows           0.37%*       0.35%         0.33%         0.31%         0.46%         0.45%

                                                                         CLASS C

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.005        0.005         0.008         0.014         0.033         0.032
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.005)      (0.005)       (0.008)       (0.014)       (0.033)       (0.032)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.46%#       0.52%         0.85%         1.44%         3.37%         3.24%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $  23,532    $  44,801     $  25,777     $  24,181     $  22,466     $   5,527
Ratio of expenses to average net
  assets (1)                                             0.55%*       0.55%         0.55%         0.50%         0.55%         0.58%
Ratio of net investment income to average
  net assets                                             0.92%*       0.52%         0.84%         1.40%         3.26%         3.17%
(1) During the period, various fees were waived
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows           0.82%*       0.80%         0.78%         0.76%         0.93%         0.96%^

*    Annualized.
+ Total return would have been lower had various fees not been waived during the period.
^    This ratio was previously reported net of the 12b-1 waiver.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                                   [GRAPHIC]

CASH RESERVE PORTFOLIO

                                                                         CLASS I

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.007        0.008         0.013         0.024         0.058         0.054
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.007)      (0.008)       (0.013)       (0.024)       (0.058)       (0.054)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.73%#       0.85%         1.33%         2.44%         5.92%         5.56%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $  34,086    $  28,827     $  46,717     $  47,402     $  35,453     $  32,028
Ratio of expenses to average net
  assets (1)                                             0.30%*       0.30%         0.30%         0.25%         0.27%         0.31%
Ratio of net investment income to average
  net assets                                             1.46%*       0.85%         1.34%         2.36%         5.51%         5.55%
(1) During the period, various fees were waived
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows           0.37%*       0.37%         0.34%         0.31%         0.45%         0.48%

                                                                         CLASS B

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004        2003**
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.003        0.002         0.002
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.003)      (0.002)       (0.002)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.27%#       0.24%         0.21%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $     163    $     194     $      18
Ratio of expenses to average net
  assets (1)                                             1.22%*       0.91%         1.14%*
Ratio of net investment income to average
  net assets                                             0.54%*       0.24%         0.50%*
(1) During the period, various fees were waived.
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows.          1.37%*       1.37%         1.36%*

*    Annualized.
**   Class B commenced operations on October 28,2002.
+ Total return would have been lower had various fees not been waived during the period.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                         CLASS C

                                                SIX MONTHS ENDED
                                                   DECEMBER 31,                    FOR THE YEAR ENDED JUNE 30,
                                                     2004(u)        2004          2003          2002          2001         2000
SELECTED PER - SHARE DATA
Net asset value, beginning of period                $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations:
    Net investment income                               0.006        0.006         0.011         0.022         0.055         0.053
                                                ----------------------------------------------------------------------------------
Distributions:
    Net investment income                              (0.006)      (0.006)       (0.011)       (0.022)       (0.055)       (0.053)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period                      $    1.00    $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                ==================================================================================

TOTAL RETURN+                                            0.60%#       0.60%         1.08%         2.19%         5.65%         5.38%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)               $ 212,925    $ 208,376     $ 209,062     $ 212,250     $ 231,201     $ 107,154
Ratio of expenses to average net
  assets (1)                                             0.55%*       0.55%         0.55%         0.50%         0.52%         0.55%
Ratio of net investment income to average
  net assets                                             1.20%*       0.60%         1.09%         2.11%         5.26%         5.30%
(1) During the period, various fees were waived
   The ratio of expenses to average net assets
   had such waivers not occurred is as follows           0.82%*       0.82%         0.79%         0.76%         0.90%         0.93%^

*    Annualized.
+ Total return would have been lower had various fees not been waived during the period.
^    This ratio was previously reported net of the 12b-1 waiver.
#    Total returns for periods of less than one year are not annualized.
(u)  Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                          [GRAPHIC]

                                             AS OF DECEMBER 31, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a "Portfolio"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C). As of December 31, 2004, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios Money Market Portfolios. Each class of shares has equal rights as to earnings, assets and voting privileges except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plan and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon their relative net assets.

The following summarizes the significant accounting policies for the Trust.

SECURITY VALUATION:

CORE EQUITY, CAPITAL APPRECIATION, INTERMEDIATE BOND AND TENNESSEE TAX-FREE
PORTFOLIOS: Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price. Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price. Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term fixed-income securities maturing within 60 days are valued at amortized cost which approximates current value.

MONEY MARKET PORTFOLIOS: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust's advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

SECURITIES PURCHASED ON A WHEN-ISSUED OR FORWARD COMMITMENT BASIS: Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date. Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio's net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

INCOME TAXES: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Portfolios intend to comply with the provisions of the Internal Revenue Code.

INTEREST INCOME: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Dividend income is recorded on the ex-dividend date.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets or by number of accounts.

DISTRIBUTIONS TO SHAREHOLDERS: For the Money Market Portfolios, Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net investment income. Distributions, if any, for the Core Equity and Capital Appreciation Portfolios are declared and paid annually. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes.

2. SHARES OF BENEFICIAL INTEREST

                                           CORE EQUITY PORTFOLIO               CAPITAL APPRECIATION PORTFOLIO
                                   ------------------------------------------------------------------------------
                                   FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                   ENDED DECEMBER 31,    ENDED JUNE 30,     ENDED DECEMBER 31,    ENDED JUNE 30,
                                    2004 (UNAUDITED)          2004           2004 (UNAUDITED)          2004
                                   ------------------------------------------------------------------------------
Dollars issued and redeemed:
    Class I:
      Issued                       $       14,192,663    $    58,106,853    $        5,837,529    $    46,798,812
      Distributions reinvested             14,946,895            519,998                     0                  0
      Redeemed                            (84,647,625)      (164,999,927)           (4,978,481)        (7,042,302)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $      (55,508,067)   $  (106,373,076)   $          859,048    $    39,756,510
                                   ==============================================================================
    Class A:
      Issued                       $        3,411,069    $     8,743,200    $        2,406,982    $     4,284,543
      Distributions reinvested              4,318,616             65,916                     0                  0
      Redeemed                            (12,705,300)       (15,231,025)             (715,506)        (1,097,749)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $       (4,975,615)   $    (6,421,909)   $        1,691,476    $     3,186,794
                                   ==============================================================================
    Class B:
      Issued                       $          262,582    $     1,436,273    $           98,895    $       644,653
      Distributions reinvested                783,907                  0                     0                  0
      Redeemed                             (1,107,690)        (2,148,516)              (24,218)          (129,003)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $          (61,201)   $      (712,243)   $           74,677    $       515,650
                                   ==============================================================================
    Class C:
      Issued                       $          282,305    $     1,890,988    $            8,710    $       267,025
      Distributions reinvested              2,659,325                  0                     0                  0
      Redeemed                             (3,422,586)       (10,179,262)               (8,847)          (111,433)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $         (480,956)   $    (8,288,274)   $             (137)   $       155,592
                                   ==============================================================================

                                           CORE EQUITY PORTFOLIO               CAPITAL APPRECIATION PORTFOLIO
                                   ------------------------------------------------------------------------------
                                   FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                   ENDED DECEMBER 31,    ENDED JUNE 30,     ENDED DECEMBER 31,    ENDED JUNE 30,
                                    2004 (UNAUDITED)          2004           2004 (UNAUDITED)          2004
                                   ------------------------------------------------------------------------------
Shares issued and redeemed:
    Class I:
      Issued                                  782,390          3,258,893               544,974          4,211,101
      Distributions reinvested                826,252             30,493                     0                  0
      Redeemed                             (4,637,079)        (9,194,298)             (466,518)          (655,652)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)                  (3,028,437)        (5,904,912)               78,456          3,555,449
                                   ==============================================================================
    Class A:
      Issued                                  189,604            489,116               233,822            406,862
      Distributions reinvested                239,127              3,881                     0                  0
      Redeemed                               (699,178)          (848,373)              (67,522)          (110,481)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)                    (270,447)          (355,376)              166,300            296,381
                                   ==============================================================================
    Class B:
      Issued                                   15,225             82,081                 9,208             62,291
      Distributions reinvested                 45,052                  0                     0                  0
      Redeemed                                (62,832)          (124,819)               (2,384)           (12,178)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)                      (2,555)           (42,738)                6,824             50,113
                                   ==============================================================================
    Class C:
      Issued                                   16,419            111,312                   925             27,704
      Distributions reinvested                154,972                  0                     0                  0
      Redeemed                               (199,581)          (599,731)                 (957)           (11,681)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)                     (28,190)          (488,419)                  (32)            16,023
                                   ==============================================================================

                                        INTERMEDIATE BOND PORTFOLIO             TENNESSEE TAX-FREE PORTFOLIO
                                   ------------------------------------------------------------------------------
                                   FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                   ENDED DECEMBER 31,    ENDED JUNE 30,     ENDED DECEMBER 31,    ENDED JUNE 30,
                                    2004 (UNAUDITED)          2004           2004 (UNAUDITED)          2004
                                   ------------------------------------------------------------------------------
Dollars issued and redeemed:
    Class I:
      Issued                       $       14,550,033    $    85,110,690    $        7,543,560    $    17,389,195
      Distributions reinvested              4,790,669         10,866,802               179,549            402,030
      Redeemed                            (46,446,600)      (151,380,390)          (20,250,176)       (31,158,726)
                                   ------------------------------------------------------------------------------
  Net decrease                     $      (27,105,898)   $   (55,402,898)   $      (12,527,067)   $   (13,367,501)
                                   ==============================================================================
    Class A:
      Issued                       $        3,504,820    $    14,748,918    $          383,154    $     2,493,996
      Distributions reinvested                288,495          2,056,528               128,436            283,862
      Redeemed                             (2,933,764)       (47,818,461)           (1,705,475)        (4,005,846)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $          859,551    $   (31,013,015)   $       (1,193,885)   $    (1,227,988)
                                   ==============================================================================
    Class B:
      Issued                       $            7,224    $       112,086    $           26,500    $       646,218
      Distributions reinvested                  7,504             17,443                38,018            104,193
      Redeemed                                (63,628)          (161,105)             (501,507)        (1,356,867)
                                   ------------------------------------------------------------------------------
  Net decrease                     $          (48,900)   $       (31,576)   $         (436,989)   $      (606,456)
                                   ==============================================================================
    Class C:
      Issued                       $           21,524    $        65,099    $            5,100    $       189,998
      Distributions reinvested                 27,099             84,768                91,099            205,326
      Redeemed                                (85,139)        (1,234,154)             (261,908)        (2,310,766)
                                   ------------------------------------------------------------------------------
  Net decrease                     $          (36,516)   $    (1,084,287)   $         (165,709)   $    (1,915,442)
                                   ==============================================================================

                                        INTERMEDIATE BOND PORTFOLIO             TENNESSEE TAX-FREE PORTFOLIO
                                   ------------------------------------------------------------------------------
                                   FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                   ENDED DECEMBER 31,    ENDED JUNE 30,     ENDED DECEMBER 31,    ENDED JUNE 30,
                                    2004 (UNAUDITED)          2004           2004 (UNAUDITED)          2004
                                   ------------------------------------------------------------------------------
Shares issued and redeemed:
    Class I:
      Issued                                1,407,365          8,201,230               724,286          1,656,173
      Distributions reinvested                464,100          1,038,146                17,255             38,369
      Redeemed                             (4,493,486)       (14,392,057)           (1,944,528)        (2,962,782)
                                   ------------------------------------------------------------------------------
  Net decrease                             (2,622,021)        (5,152,681)           (1,202,987)        (1,268,240)
                                   ==============================================================================
    Class A:
      Issued                                  339,919          1,419,997                36,738            236,923
      Distributions reinvested                 27,968            196,021                12,318             27,046
      Redeemed                               (284,379)        (4,653,817)             (163,333)          (382,238)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)                      83,508         (3,037,799)             (114,277)          (118,269)
                                   ==============================================================================
    Class B:
      Issued                                      703             10,812                 2,532             61,022
      Distributions reinvested                    727              1,667                 3,653              9,933
      Redeemed                                 (6,170)           (15,703)              (48,248)          (130,616)
                                   ------------------------------------------------------------------------------
  Net decrease                                 (4,740)            (3,224)              (42,063)           (59,661)
                                   ==============================================================================
    Class C:
      Issued                                    2,091              6,189                   490             18,106
      Distributions reinvested                  2,624              8,088                 8,750             19,571
      Redeemed                                 (8,243)          (117,976)              (25,198)          (221,205)
                                   ------------------------------------------------------------------------------
  Net decrease                                 (3,528)          (103,699)              (15,958)          (183,528)
                                   ==============================================================================

                                                      U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                   ------------------------------------------------------------------------------
                                                      FOR THE SIX MONTHS      FOR THE YEAR
                                                      ENDED DECEMBER 31,     ENDED JUNE 30,
                                                       2004 (UNAUDITED)           2004
                                   ------------------------------------------------------------------------------
Shares/Dollars issued and
 redeemed:
    Class I:
      Issued                                          $       91,830,544    $    144,820,776
      Distributions reinvested                                   296,579             123,213
      Redeemed                                               (52,114,593)       (153,137,030)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)                             $       40,012,530    $     (8,193,041)
                                   ==============================================================================
    Class C:
      Issued                                          $       12,714,396    $     18,539,139
      Distributions reinvested                                    55,866              55,413
      Redeemed                                               (12,349,229)        (18,112,501)
                                   ------------------------------------------------------------------------------
  Net increase                                        $          421,033    $        482,051
                                   ==============================================================================

                                     MUNICIPAL MONEY MARKET PORTFOLIO              CASH RESERVE PORTFOLIO
                                   ------------------------------------------------------------------------------
                                   FOR THE SIX MONTHS     FOR THE YEAR      FOR THE SIX MONTHS     FOR THE YEAR
                                   ENDED DECEMBER 31,    ENDED JUNE 30,     ENDED DECEMBER 31,    ENDED JUNE 30,
                                    2004 (UNAUDITED)          2004           2004 (UNAUDITED)          2004
                                   ------------------------------------------------------------------------------
Shares/Dollars issued and
 redeemed:
    Class I:
      Issued                       $       60,204,228    $    77,253,024    $       46,567,382    $    93,771,471
      Distributions reinvested                      0                  0                12,579             17,547
      Redeemed                            (43,655,846)       (96,049,925)          (41,321,295)      (111,678,581)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $       16,548,382    $   (18,796,901)   $        5,258,666    $   (17,889,563)
                                   ==============================================================================
    Class B:
      Issued                       $                -    $             -    $           30,438    $       193,863
      Distributions reinvested                      -                  -                   483                 61
      Redeemed                                      -                  -               (62,311)           (18,316)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $                -    $             -    $          (31,390)   $       175,608
                                   ==============================================================================
    Class C:
      Issued                       $       27,148,809    $   108,418,104    $      163,181,663    $   352,563,549
      Distributions reinvested                157,872            176,508             1,226,268          1,266,087
      Redeemed                            (48,575,592)       (89,571,890)         (159,859,056)      (354,515,439)
                                   ------------------------------------------------------------------------------
  Net increase/(decrease)          $      (21,268,911)   $    19,022,722    $        4,548,875    $      (685,803)
                                   ==============================================================================

3. INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

For managing its investment and business affairs, the Core Equity Portfolio is obligated to pay First Tennessee Bank National Association ("First Tennessee") a monthly management fee at the annual rate of .65% of the Core Equity Portfolio's average net assets up to $1 billion and .60% of the Core Equity Portfolio's average net assets over $1 billion. The Intermediate Bond Portfolio and Tennessee Tax-Free Portfolio are obligated to pay First Tennessee a monthly management fee at the annual rate of .50% of each portfolios average net assets up to $250 million and .45% of each portfolios average net assets over $250 million. Under the Investment Advisory and Management Agreement, First Tennessee is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

First Tennessee and Delaware Management Company ("DMC") serve as Co-advisers of the Capital Appreciation Portfolio pursuant to the authority granted to them under their respective Co-Advisory Agreements with the Portfolio. The Capital Appreciation Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .15% of its average net assets. The Capital Appreciation Portfolio is obligated to pay DMC monthly management fees at the annual rate of .70% for the first $50 million of the Portfolio's average net assets and .65% on average net assets of the Portfolio in excess of $50 million. Information contained in this report prior to June 1, 2000, for the Capital Appreciation Portfolio reflects the operations of the Portfolio while Investment Advisers Inc. was co-adviser. DMC was approved as the Portfolio co-adviser at a special meeting of the shareholders of the Portfolio on May 17, 2000.

First Tennessee and BlackRock Institutional Management Corporation ("BIMC") serve as Co-advisers to the U.S. Government Money Market Portfolio, Municipal Money Market Portfolio, and the Cash Reserve Portfolio.

At a special meeting on June 1, 2001, shareholders of each of the Money Market Portfolios approved an Investment Advisory and Management Agreement between the Trust and First Tennessee, as co-adviser to the Money Market Portfolios, and a new Investment Advisory and Management Agreement between the Trust and BIMC, as investment adviser to the Money Market Portfolios effective July 1, 2001.

Each Money Market Portfolio is obligated to pay First Tennessee monthly management fees at the annual rate of .05% of its average net assets. Each Money Market Portfolio is also obligated to pay BIMC monthly management fees at the annual rate of .08% of aggregate average monthly net assets of each portfolio up to $500 million, .06% of the next $500 million, and .05% on amounts greater than $1 billion.

For the Core Equity Portfolio, Highland Capital Management Corporation ("Highland") serves as the sub-adviser pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Horizon National Corporation. First Tennessee is obligated to pay Highland a monthly sub-advisory fee at the annual rate of .38% of the Core Equity Portfolio's average net assets up to $1 billion and .35% of the Core Equity Portfolio's average net assets over $1 billion.

For the Intermediate Bond and Tennessee Tax-Free Portfolios, Martin & Company, Inc. ("Martin"), serves as sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Martin is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Horizon National Corporation. First Tennessee is obligated to pay Martin a monthly sub advisory fee at the annual rate of .30% of each Portfolio's average net assets up to $250 million and .27% of each Portfolio's average net assets over $250 million.

4. ADMINISTRATOR, CO-ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. ("ALPS") and ALPS Distributors, Inc. ("ADI") serve as Administrator and Distributor, respectively, for the Trust under separate Administration and General Distribution Agreements. ALPS' duties include providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive administration fees from each of the Money Market Portfolios at the annual rate of .050% of the first $500 million of average net assets and .025% on average net assets in excess of $500 million and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .115% of average net assets.

First Tennessee serves as the Co-Administrator for each Portfolio. As the Co-Administrator, First Tennessee assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. First Tennessee is entitled to receive co-administration fees from each of the Money Market Portfolios, at the annual rate of .050% of average net assets and from the Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios, at the annual rate of .085% of average net assets.

The Trustees have adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, on behalf of Classes B and C of the Trust. Each Plan provides for payments to ADI at the annual rates up to the amounts listed below. The Trustees have also adopted Shareholder Servicing Plans on behalf of Classes A, B and C of the Portfolios indicated below, under which brokers/dealers, advisers or other financial institutions are paid at the annual rates up to the amounts shown in the table.

                                  CLASS A        CLASS B              CLASS C
                                  -------        -------              -------
                                SHAREHOLDER                                SHAREHOLDER
                               SERVICING FEE    12b-1FEE     12b-1 FEE    SERVICING FEE
---------------------------------------------------------------------------------------
Core Equity                             0.25%        1.00%        0.75%            0.25%
Capital Appreciation                    0.25%        1.00%        0.75%            0.25%
Intermediate Bond                       0.25%        0.70%        0.75%            0.25%
Tennessee Tax-Free                      0.25%        0.70%        0.75%            0.25%
U.S. Government Money Market               -            -         0.45%               -
Municipal Money Market                     -            -         0.45%               -
Cash Reserve                               -         1.00%        0.45%               -

In addition, certain Portfolios or classes have adopted a Defensive 12b-1 Plan, which provides that various service providers, such as a Portfolio's administrator, investment adviser, sub-adviser, or co-adviser, may make payments for distribution related expenses out of their own resources, including past profits or payments received from a Portfolio for other purposes such as management fees, and that the Portfolio's distributor may, from time-to time, use its own resources for distribution related services, in addition to the fees paid under the Distribution Plan.

5. WAIVER OF EXPENSES INTERMEDIATE BOND AND TENNESSEE TAX-FREE PORTFOLIOS:

For the six months ended December 31, 2004, First Tennessee contractually agreed to waive its management fee for the Intermediate Bond and Tennessee Tax-Free Portfolios to .30% of each portfolio's average net assets.

For the six months ended December 31, 2004, the 12b-1 fee charged by Class C of the Intermediate Bond and Tennessee Tax-Free Portfolios was waived to .50% of average net assets. Additionally, the shareholder servicing fee charged by Class C of the Tennessee Tax-Free Portfolio was waived to .00% of its average net assets.

Pursuant to these waivers, for the six months ended December 31, 2004, fees waived for the Portfolios were as follows: As of December 31, 2004 (Unaudited)

                                                   INTERMEDIATE BOND       TENNESSEE TAX-FREE
             --------------------------------------------------------------------------------
             Management fees waived                   $ 351,752               $ 161,351
             12b-1 fees waived                            2,819                   6,756
             Shareholder servicing fees waived                -                   6,756

MONEY MARKET PORTFOLIOS:
For the six months ended December 31, 2004, First Tennessee, as co-adviser and co-administrator, contractually agreed to waive its co-advisory and co-administration fees, to the extent necessary for Class I of the U.S. Government Money Market Portfolio to maintain a total expense ratio of no more than .25% of its average net assets, and Class I of the Municipal Money Market and Cash Reserve Portfolios to maintain a total expense ratio of no more than ..30% of their average net assets, respectively.

For the six months ended December 31, 2004, the 12b-1 fee charged by Class C of the U. S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios were limited to .25% of average net assets. The 12b-1 fee charged by Class B of the Cash Reserve Portfolio was limited to .60% of average net assets from July 1 to July 6, 2004, .75% of average net assets from July 7 to August 2, 2004, .90% of average net assets from August 3, 2004 to October 19, 2004, and 1.00% of average net assets effective October 20, 2004.

Pursuant to these waivers, for the six months ended December 31, 2004, fees were waived for the Money Market Portfolios as follows:

                                      MANAGEMENT FEE       CO-ADMINISTRATION FEE      CLASS B 12b-1FEE      CLASS C 12b-1 FEE
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market             $ 36,177                $ 36,177                  $  -                 $    9,526
Municipal Money Market                     25,416                   9,093                     -                     36,071
Cash Reserve                               61,276                  14,667                    89                    209,692

OTHER IMPORTANT INFORMATION                                            [GRAPHIC]

                                             AS OF DECEMBER 31, 2004 (UNAUDITED)

PORTFOLIO PROXY VOTING POLICIES & PROCEDURES

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2004, are available without a charge, upon request, by contacting First Funds at 800.442.1941 or on the commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios' Forms N-Q are available without a charge, upon request, by contacting the Portfolio at
800.442.1941 and on the Commission's website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 800.SEC.0330.

MISCELLANEOUS

As of December 31, 2004, one shareholder (a related party) owned 19% of the Core Equity Portfolio, 63% of the Capital Appreciation Portfolio and 30% of the Intermediate Bond Portfolio. Additionally, as of December 31, 2004, two separate shareholders owned 16% and 18% of the Municipal Money Market Portfolio, whereas one shareholder owned 13% of the U.S. Government Money Market Portfolio and 69% of the Cash Reserve Portfolio.

Effective May 24, 2004, the Trustees of the Trust receive an annual fee of $12,000. Each Trustee also receives an additional fee for each Trustees' meeting attended.

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

                       THIS PAGE INTENTIONALLY LEFT BLANK

Item 2.    CODE OF ETHICS.

Not applicable to semi-annual report.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual report.

Item 4.   PRINCIPAL ACCOUNTING FEES AND SERVICES.

Not applicable to semi-annual report.

Item 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual report.

Item 6.   SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The Board of Trustees has not yet adopted procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.  CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  EXHIBITS.

     (a)(1) Not applicable to semi-annual report.

     (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Ex99.Cert.

     (a)(3) Not applicable.

     (b) A certification for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of
     Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:       /s/ George Lewis
          ----------------
          George Lewis
          President/Principal Executive Officer

Date:     March 2, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


FIRST FUNDS

By:       /s/ George Lewis
          ----------------
          George Lewis
          President/Principal Executive Officer

Date:     March 2, 2005

By:       /s/ Jeremy O. May
          -----------------
          Jeremy O. May
          Treasurer/Principal Financial Officer

Date:     March 2, 2005